UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21993

                 Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

                 6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

VTL Associates, LLC

                 225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—3.7%
BorgWarner, Inc.	6,850	$263,040
Delphi Automotive PLC	6,623	496,857
Ford Motor Co.	344,816	4,655,016
General Motors Co.	149,425	4,696,428
Goodyear Tire & Rubber Co. (The)	15,262	503,341
Harley-Davidson, Inc.	3,759	192,949
Johnson Controls, Inc.	29,863	1,163,761
Total Automobiles & Components		11,971,392
Banks—3.7%
Bank of America Corp.	175,637	2,374,612
BB&T Corp.(a)	8,163	271,583
Citigroup, Inc.	49,284	2,057,607
Citizens Financial Group, Inc.	6,399	134,059
Comerica, Inc.(a)	2,112	79,981
Fifth Third Bancorp	10,782	179,951
Huntington Bancshares, Inc.(a)	9,016	86,013
JPMorgan Chase & Co.	46,259	2,739,458
KeyCorp	11,072	122,235
M&T Bank Corp.	1,247	138,417
People's United Financial, Inc.(a)	2,405	38,312
PNC Financial Services Group, Inc. (The)	5,308	448,897
Regions Financial Corp.	18,844	147,925
SunTrust Banks, Inc.(a)	6,508	234,809
U.S. Bancorp	14,027	569,356
Wells Fargo & Co.	51,210	2,476,516
Zions Bancorporation(a)	2,522	61,058
Total Banks		12,160,789
Capital Goods—8.0%
3M Co.	5,735	955,623
Allegion PLC	924	58,868
AMETEK, Inc.	2,534	126,649
Boeing Co. (The)	23,583	2,993,626
Caterpillar, Inc.	19,764	1,512,737
Cummins, Inc.	5,624	618,303
Danaher Corp.	7,166	679,767
Deere & Co.	10,633	818,635
Dover Corp.	3,397	218,529
Eaton Corp. PLC	10,627	664,825
Emerson Electric Co.	12,803	696,227
Fastenal Co.(a)	2,528	123,872
Flowserve Corp.	3,097	137,538
Fluor Corp.	10,807	580,336
General Dynamics Corp.	7,201	945,995

Investments	Shares	Value
General Electric Co.	117,300	$3,728,967
Honeywell International, Inc.	10,854	1,216,191
Illinois Tool Works, Inc.	4,187	428,916
Ingersoll-Rand PLC	6,939	430,287
Jacobs Engineering Group, Inc.*	8,644	376,446
L-3 Communications Holdings, Inc.	2,903	344,005
Lockheed Martin Corp.	6,516	1,443,294
Masco Corp.	7,428	233,611
Northrop Grumman Corp.	3,775	747,072
PACCAR, Inc.(a)	11,104	607,278
Parker-Hannifin Corp.(a)	3,357	372,896
Pentair PLC(a)	3,923	212,862
Quanta Services, Inc.*(a)	10,296	232,278
Raytheon Co.	5,806	711,990
Rockwell Automation, Inc.	1,772	201,565
Rockwell Collins, Inc.	1,772	163,396
Roper Technologies, Inc.	602	110,028
Snap-on, Inc.	757	118,841
Stanley Black & Decker, Inc.	3,439	361,817
Textron, Inc.	12,229	445,869
United Rentals, Inc.*	2,998	186,446
United Technologies Corp.	18,264	1,828,226
W.W. Grainger, Inc.(a)	1,407	328,436
Xylem, Inc.	2,861	117,015
Total Capital Goods		26,079,262
Commercial & Professional Services—0.6%
ADT Corp. (The)	2,655	109,545
Cintas Corp.	1,555	139,654
Dun & Bradstreet Corp. (The)	493	50,818
Equifax, Inc.	711	81,260
Nielsen Holdings PLC	3,733	196,580
Pitney Bowes, Inc.	5,368	115,627
Republic Services, Inc.	5,909	281,564
Robert Half International, Inc.	3,664	170,669
Stericycle, Inc.*(a)	793	100,069
Tyco International PLC	8,283	304,069
Verisk Analytics, Inc.*(a)	777	62,098
Waste Management, Inc.	6,806	401,554
Total Commercial & Professional Services		2,013,507
Consumer Durables & Apparel—1.6%
Coach, Inc.(a)	3,272	131,174
D.R. Horton, Inc.(a)	11,327	342,415
Garmin Ltd.(a)	2,177	86,993
Hanesbrands, Inc.	6,089	172,562
Harman International Industries, Inc.(a)	2,459	218,949

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Hasbro, Inc.	1,748	$140,015
Leggett & Platt, Inc.	2,565	124,146
Lennar Corp., Class A(a)	6,275	303,459
Mattel, Inc.(a)	5,301	178,220
Michael Kors Holdings Ltd.*	2,412	137,388
Mohawk Industries, Inc.*	1,332	254,279
Newell Rubbermaid, Inc.(a)	4,399	194,832
NIKE, Inc., Class B	15,977	982,106
PulteGroup, Inc.	9,953	186,221
PVH Corp.	2,791	276,476
Ralph Lauren Corp.	2,307	222,072
Under Armour, Inc., Class A*(a)	1,471	124,785
VF Corp.	5,797	375,414
Whirlpool Corp.	3,892	701,883
Total Consumer Durables & Apparel		5,153,389
Consumer Services—1.1%
Carnival Corp.	10,046	530,127
Chipotle Mexican Grill, Inc.*(a)	283	133,284
Darden Restaurants, Inc.	3,134	207,784
H&R Block, Inc.	3,349	88,481
Marriott International, Inc., Class A(a)	1,219	86,768
McDonald's Corp.	6,412	805,860
Royal Caribbean Cruises Ltd.	3,471	285,143
Starbucks Corp.	10,490	626,253
Starwood Hotels & Resorts Worldwide, Inc.	1,309	109,210
Wyndham Worldwide Corp.	2,176	166,312
Wynn Resorts Ltd.(a)	1,431	133,698
Yum! Brands, Inc.	5,168	423,001
Total Consumer Services		3,595,921
Diversified Financials—4.2%
Affiliated Managers Group, Inc.*	534	86,722
American Express Co.	15,866	974,172
Ameriprise Financial, Inc.	4,040	379,800
Bank of New York Mellon Corp. (The)	12,197	449,216
Berkshire Hathaway, Inc., Class B*	43,582	6,183,414
BlackRock, Inc.	1,030	350,787
Capital One Financial Corp.	8,142	564,322
Charles Schwab Corp. (The)	6,844	191,769
CME Group, Inc.	1,047	100,564
Discover Financial Services	4,497	228,987
E*TRADE Financial Corp.*	2,215	54,245
Franklin Resources, Inc.	6,101	238,244
Goldman Sachs Group, Inc. (The)	6,715	1,054,121
Intercontinental Exchange, Inc.	421	98,994
Invesco Ltd.	5,238	161,173

Investments	Shares	Value
Legg Mason, Inc.	2,528	$87,671
Leucadia National Corp.(a)	23,098	373,495
McGraw Hill Financial, Inc.	1,660	164,307
Moody's Corp.	1,116	107,761
Morgan Stanley	41,451	1,036,690
Nasdaq, Inc.	1,575	104,548
Navient Corp.	6,174	73,903
Northern Trust Corp.	2,212	144,156
State Street Corp.	5,461	319,578
Synchrony Financial*	7,224	207,040
T. Rowe Price Group, Inc.	1,750	128,555
Total Diversified Financials		13,864,234
Energy—8.5%
Anadarko Petroleum Corp.	6,274	292,180
Apache Corp.(a)	4,304	210,078
Baker Hughes, Inc.	10,543	462,100
Cabot Oil & Gas Corp.	1,798	40,833
Cameron International Corp.*	3,967	265,987
Chesapeake Energy Corp.(a)	84,095	346,471
Chevron Corp.	39,721	3,789,383
Cimarex Energy Co.(a)	423	41,145
Columbia Pipeline Group, Inc.	1,795	45,055
Concho Resources, Inc.*(a)	543	54,865
ConocoPhillips	22,934	923,552
Devon Energy Corp.	15,668	429,930
Diamond Offshore Drilling, Inc.	3,169	68,862
EOG Resources, Inc.	3,542	257,078
EQT Corp.	980	65,915
Exxon Mobil Corp.	88,349	7,385,093
FMC Technologies, Inc.*	7,084	193,818
Halliburton Co.	20,040	715,829
Helmerich & Payne, Inc.	1,235	72,519
Hess Corp.	3,909	205,809
Kinder Morgan, Inc.	23,712	423,496
Marathon Oil Corp.	15,379	171,322
Marathon Petroleum Corp.	52,264	1,943,176
Murphy Oil Corp.(a)	3,604	90,785
National Oilwell Varco, Inc.(a)	13,494	419,663
Newfield Exploration Co.*	1,500	49,875
Noble Energy, Inc.	2,782	87,383
Occidental Petroleum Corp.	5,466	374,038
ONEOK, Inc.(a)	8,412	251,182
Phillips 66	30,251	2,619,434
Pioneer Natural Resources Co.	706	99,363
Range Resources Corp.(a)	1,175	38,047

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Schlumberger Ltd.	14,468	$1,067,015
Southwestern Energy Co.*(a)	11,855	95,670
Spectra Energy Corp.	5,288	161,813
Tesoro Corp.	9,741	837,823
Transocean Ltd.(a)	19,182	175,324
Valero Energy Corp.	41,208	2,643,081
Williams Cos., Inc. (The)	14,027	225,414
Total Energy		27,640,406
Food & Staples Retailing—10.1%
Costco Wholesale Corp.	23,401	3,687,530
CVS Health Corp.	49,639	5,149,054
Kroger Co. (The)	86,298	3,300,899
Sysco Corp.	32,703	1,528,211
Walgreens Boots Alliance, Inc.	42,468	3,577,504
Wal-Mart Stores, Inc.	221,017	15,137,454
Whole Foods Market, Inc.	14,093	438,433
Total Food & Staples Retailing		32,819,085
Food, Beverage & Tobacco—4.1%
Altria Group, Inc.	9,318	583,866
Archer-Daniels-Midland Co.	56,721	2,059,539
Brown-Forman Corp., Class B	948	93,350
Campbell Soup Co.	3,851	245,655
Coca-Cola Co. (The)	29,656	1,375,742
Coca-Cola Enterprises, Inc.	4,322	219,298
ConAgra Foods, Inc.	9,686	432,189
Constellation Brands, Inc., Class A	1,398	211,224
Dr Pepper Snapple Group, Inc.	2,062	184,384
General Mills, Inc.	8,677	549,688
Hershey Co. (The)	2,457	226,265
Hormel Foods Corp.	6,520	281,925
JM Smucker Co. (The)	1,639	212,808
Kellogg Co.	5,641	431,819
Kraft Heinz Co. (The)	6,917	543,399
McCormick & Co., Inc.	1,397	138,974
Mead Johnson Nutrition Co.	1,611	136,887
Molson Coors Brewing Co., Class B	1,138	109,453
Mondelez International, Inc., Class A	21,428	859,691
Monster Beverage Corp.*	591	78,828
PepsiCo, Inc.	19,080	1,955,318
Philip Morris International, Inc.	8,508	834,720
Reynolds American, Inc.	6,343	319,116
Tyson Foods, Inc., Class A	18,423	1,228,077
Total Food, Beverage & Tobacco		13,312,215
Health Care Equipment & Services—10.8%
Abbott Laboratories	15,470	647,110

Investments	Shares	Value
Aetna, Inc.	16,294	$1,830,631
AmerisourceBergen Corp.	47,465	4,108,096
Anthem, Inc.	16,969	2,358,521
Baxter International, Inc.	7,579	311,345
Becton Dickinson & Co.(a)	2,290	347,668
Boston Scientific Corp.*(a)	12,559	236,235
C.R. Bard, Inc.	508	102,956
Cardinal Health, Inc.	40,991	3,359,213
Centene Corp.*	1,705	104,977
Cerner Corp.*	2,321	122,920
Cigna Corp.	8,046	1,104,233
DaVita HealthCare Partners, Inc.*	5,934	435,437
Dentsply Sirona, Inc.	1,279	78,825
Edwards Lifesciences Corp.*	874	77,096
Express Scripts Holding Co.*	44,175	3,034,381
HCA Holdings, Inc.*	16,282	1,270,810
Henry Schein, Inc.*	1,922	331,795
Hologic, Inc.*	5,428	187,266
Humana, Inc.	8,911	1,630,267
Intuitive Surgical, Inc.*	140	84,147
Laboratory Corp. of America Holdings*	2,250	263,543
McKesson Corp.	34,577	5,437,233
Medtronic PLC	10,202	765,150
Patterson Cos., Inc.	3,203	149,036
Quest Diagnostics, Inc.	3,221	230,140
St. Jude Medical, Inc.	3,009	165,495
Stryker Corp.	2,908	311,999
Tenet Healthcare Corp.*	20,651	597,433
UnitedHealth Group, Inc.	38,501	4,962,779
Universal Health Services, Inc., Class B	2,395	298,704
Varian Medical Systems, Inc.*(a)	1,191	95,304
Zimmer Biomet Holdings, Inc.	1,757	187,349
Total Health Care Equipment & Services		35,228,094
Household & Personal Products—1.2%
Church & Dwight Co., Inc.	1,145	105,546
Clorox Co. (The)	1,411	177,871
Colgate-Palmolive Co.	7,193	508,186
Estee Lauder Cos., Inc., (The), Class A	3,643	343,571
Kimberly-Clark Corp.	4,281	575,837
Procter & Gamble Co. (The)	26,032	2,142,694
Total Household & Personal Products		3,853,705
Insurance—4.1%
Aflac, Inc.	10,287	649,521
Allstate Corp. (The)	16,686	1,124,136
American International Group, Inc.	33,740	1,823,647

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Aon PLC	3,558	$371,633
Assurant, Inc.	4,081	314,849
Chubb Ltd.	4,851	577,997
Cincinnati Financial Corp.	2,392	156,341
Hartford Financial Services Group, Inc. (The)	12,558	578,673
Lincoln National Corp.	10,324	404,701
Loews Corp.	10,906	417,263
Marsh & McLennan Cos., Inc.	6,729	409,056
MetLife, Inc.	48,129	2,114,788
Principal Financial Group, Inc.	9,078	358,127
Progressive Corp. (The)	19,238	676,023
Prudential Financial, Inc.	24,314	1,755,957
Torchmark Corp.	2,232	120,885
Travelers Cos., Inc. (The)(a)	7,215	842,063
Unum Group(a)	10,393	321,352
Willis Towers Watson PLC	971	115,219
XL Group PLC	8,204	301,907
Total Insurance		13,434,138
Materials—3.3%
Air Products & Chemicals, Inc.	2,178	313,741
Airgas, Inc.	1,168	165,435
Alcoa, Inc.(a)	72,513	694,674
Avery Dennison Corp.	2,688	193,832
Ball Corp.	3,487	248,588
CF Industries Holdings, Inc.	3,710	116,271
Dow Chemical Co. (The)	29,554	1,503,116
E.I. du Pont de Nemours & Co.	12,043	762,563
Eastman Chemical Co.	4,145	299,393
Ecolab, Inc.	3,903	435,263
FMC Corp.	2,500	100,925
Freeport-McMoRan, Inc.(a)	50,076	517,786
International Flavors & Fragrances, Inc.	813	92,495
International Paper Co.(a)	17,169	704,616
LyondellBasell Industries NV, Class A	11,466	981,260
Martin Marietta Materials, Inc.	619	98,737
Monsanto Co.	4,838	424,486
Mosaic Co. (The)(a)	9,429	254,583
Newmont Mining Corp.	8,964	238,263
Nucor Corp.	11,632	550,194
Owens-Illinois, Inc.*	12,826	204,703
PPG Industries, Inc.	4,477	499,141
Praxair, Inc.	2,974	340,374
Sealed Air Corp.	4,593	220,510
Sherwin-Williams Co. (The)	1,222	347,867
Vulcan Materials Co.	1,008	106,415

Investments	Shares	Value
WestRock Co.	10,504	$409,971
Total Materials		10,825,202
Media—2.7%
Cablevision Systems Corp., Class A	6,068	200,244
CBS Corp., Class B	8,016	441,601
Comcast Corp., Class A	38,623	2,359,093
Discovery Communications, Inc., Class A*	3,447	98,688
Discovery Communications, Inc., Class C*	3,589	96,903
Interpublic Group of Cos., Inc. (The)	10,966	251,670
News Corp., Class A(a)	10,945	139,768
News Corp., Class B	10,367	137,363
Omnicom Group, Inc.(a)	5,881	489,476
Scripps Networks Interactive, Inc., Class A	1,432	93,796
TEGNA, Inc.	4,459	104,608
Time Warner Cable, Inc.	3,710	759,140
Time Warner, Inc.	12,239	887,939
Twenty-First Century Fox, Inc., Class A	14,555	405,793
Twenty-First Century Fox, Inc., Class B	14,412	406,418
Viacom, Inc., Class B	10,207	421,345
Walt Disney Co. (The)	16,339	1,622,626
Total Media		8,916,471
Pharmaceuticals, Biotechnology & Life Sciences—3.5%
AbbVie, Inc.	12,136	693,208
Agilent Technologies, Inc.	3,163	126,046
Alexion Pharmaceuticals, Inc.*	573	79,773
Allergan PLC*	1,562	418,663
Amgen, Inc.	4,592	688,479
Baxalta, Inc.	4,779	193,072
Biogen, Inc.*	1,270	330,606
Bristol-Myers Squibb Co.	7,812	499,031
Celgene Corp.*	2,779	278,150
Eli Lilly & Co.	8,174	588,610
Endo International PLC*	2,368	66,659
Gilead Sciences, Inc.	11,154	1,024,607
Illumina, Inc.*	413	66,951
Johnson & Johnson	19,957	2,159,347
Mallinckrodt PLC*	1,515	92,839
Merck & Co., Inc.	22,744	1,203,385
Mylan NV*(a)	5,935	275,087
PerkinElmer, Inc.	1,393	68,898
Perrigo Co. PLC	1,216	155,563
Pfizer, Inc.	49,088	1,454,968
Regeneron Pharmaceuticals, Inc.*	374	134,805
Thermo Fisher Scientific, Inc.(a)	3,734	528,697
Vertex Pharmaceuticals, Inc.*	364	28,934

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Waters Corp.*(a)	495	$65,300
Zoetis, Inc.	3,478	154,180
Total Pharmaceuticals, Biotechnology & Life Sciences		11,375,858
Real Estate—0.8%
American Tower Corp.	1,453	148,744
Apartment Investment & Management Co., Class A	687	28,730
AvalonBay Communities, Inc.	351	66,760
Boston Properties, Inc.	659	83,746
CBRE Group, Inc., Class A*	11,937	344,024
Crown Castle International Corp.	1,302	112,623
Equinix, Inc.	278	91,937
Equity Residential	1,125	84,409
Essex Property Trust, Inc.	170	39,756
Extra Space Storage, Inc.	275	25,702
Federal Realty Investment Trust(a)	136	21,223
General Growth Properties, Inc.	2,676	79,558
HCP, Inc.	2,385	77,703
Host Hotels & Resorts, Inc.	9,986	166,766
Iron Mountain, Inc.(a)	2,907	98,576
Kimco Realty Corp.	1,289	37,098
Macerich Co. (The)	502	39,779
Prologis, Inc.	1,700	75,106
Public Storage	277	76,405
Realty Income Corp.	463	28,942
Simon Property Group, Inc.	835	173,421
SL Green Realty Corp.	535	51,831
UDR, Inc.	761	29,321
Ventas, Inc.	1,671	105,206
Vornado Realty Trust	767	72,428
Welltower, Inc.	1,739	120,582
Weyerhaeuser Co.	7,539	233,558
Total Real Estate		2,513,934
Retailing—6.7%
Advance Auto Parts, Inc.	1,922	308,173
Amazon.com, Inc.*	5,775	3,428,271
AutoNation, Inc.*(a)	12,489	582,987
AutoZone, Inc.*	414	329,830
Bed Bath & Beyond, Inc.*	7,267	360,734
Best Buy Co., Inc.	36,049	1,169,430
CarMax, Inc.*(a)	8,822	450,804
Dollar General Corp.	7,220	618,032
Dollar Tree, Inc.*	4,827	398,034
Expedia, Inc.(a)	1,790	192,998
GameStop Corp., Class A(a)	9,287	294,677

Investments	Shares	Value
Gap, Inc. (The)(a)	16,413	$482,542
Genuine Parts Co.	4,909	487,758
Home Depot, Inc. (The)	20,682	2,759,599
Kohl's Corp.	11,961	557,502
L Brands, Inc.	4,189	367,836
Lowe's Cos., Inc.	24,796	1,878,297
Macy's, Inc.	19,161	844,808
Netflix, Inc.*(a)	2,117	216,421
Nordstrom, Inc.	7,754	443,606
O'Reilly Automotive, Inc.*	898	245,747
Priceline Group, Inc. (The)*	261	336,419
Ross Stores, Inc.	6,198	358,864
Signet Jewelers Ltd.	1,826	226,479
Staples, Inc.	67,482	744,326
Target Corp.	27,683	2,277,757
Tiffany & Co.	1,735	127,314
TJX Cos., Inc. (The)	12,302	963,862
Tractor Supply Co.	2,097	189,695
TripAdvisor, Inc.*	722	48,013
Urban Outfitters, Inc.*	3,206	106,087
Total Retailing		21,796,902
Semiconductors & Semiconductor Equipment—1.5%
Analog Devices, Inc.(a)	1,880	111,277
Applied Materials, Inc.	14,792	313,295
Broadcom Ltd.	1,433	221,398
First Solar, Inc.*	1,557	106,608
Intel Corp.	53,367	1,726,422
KLA-Tencor Corp.	1,236	89,993
Lam Research Corp.	2,375	196,175
Linear Technology Corp.	948	42,243
Microchip Technology, Inc.(a)	1,308	63,046
Micron Technology, Inc.*	40,233	421,240
NVIDIA Corp.	4,606	164,112
Qorvo, Inc.*(a)	1,667	84,033
QUALCOMM, Inc.	14,083	720,205
Skyworks Solutions, Inc.(a)	1,369	106,645
Texas Instruments, Inc.	7,108	408,141
Xilinx, Inc.	1,367	64,837
Total Semiconductors & Semiconductor Equipment		4,839,670
Software & Services—4.9%
Accenture PLC, Class A	9,044	1,043,678
Activision Blizzard, Inc.	4,546	153,837
Adobe Systems, Inc.*	1,699	159,366
Akamai Technologies, Inc.*	1,164	64,684
Alliance Data Systems Corp.*	934	205,480

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Alphabet, Inc., Class A*	1,544	$1,177,918
Alphabet, Inc., Class C*	1,582	1,178,511
Autodesk, Inc.*	1,362	79,418
Automatic Data Processing, Inc.	3,943	353,727
CA, Inc.(a)	4,051	124,730
Citrix Systems, Inc.*	1,313	103,176
Cognizant Technology Solutions Corp., Class A*	6,681	418,899
CSRA, Inc.	4,826	129,819
eBay, Inc.*	13,931	332,394
Electronic Arts, Inc.*	2,031	134,269
Facebook, Inc., Class A*	5,021	572,896
Fidelity National Information Services, Inc.	3,221	203,922
Fiserv, Inc.*	1,607	164,846
International Business Machines Corp.	17,603	2,665,974
Intuit, Inc.	1,291	134,277
MasterCard, Inc., Class A	3,343	315,914
Microsoft Corp.	50,887	2,810,489
Oracle Corp.	29,517	1,207,540
Paychex, Inc.	1,645	88,846
PayPal Holdings, Inc.*	7,177	277,032
Red Hat, Inc.*	837	62,365
salesforce.com, Inc.*	2,694	198,898
Symantec Corp.	9,305	171,026
Teradata Corp.*	2,902	76,148
Total System Services, Inc.	1,900	90,402
VeriSign, Inc.*(a)	354	31,343
Visa, Inc., Class A	6,011	459,721
Western Union Co. (The)	8,800	169,752
Xerox Corp.	51,328	572,820
Yahoo!, Inc.*	4,472	164,614
Total Software & Services		16,098,731
Technology Hardware & Equipment—5.3%
Amphenol Corp., Class A	3,027	175,021
Apple, Inc.	70,467	7,680,198
Cisco Systems, Inc.	54,589	1,554,149
Corning, Inc.	14,363	300,043
EMC Corp.	28,868	769,332
F5 Networks, Inc.*	587	62,134
FLIR Systems, Inc.	1,488	49,030
Harris Corp.	2,183	169,968
Hewlett Packard Enterprise Co.	98,845	1,752,522
HP, Inc.	237,358	2,924,251
Juniper Networks, Inc.	5,681	144,922
Motorola Solutions, Inc.	2,614	197,880
NetApp, Inc.	6,650	181,478

Investments	Shares	Value
SanDisk Corp.	2,189	$166,539
Seagate Technology PLC(a)	10,971	377,951
TE Connectivity Ltd.	6,165	381,737
Western Digital Corp.	8,549	403,855
Total Technology Hardware & Equipment		17,291,010
Telecommunication Services—3.0%
AT&T, Inc.	117,313	4,595,150
CenturyLink, Inc.(a)	17,261	551,662
Frontier Communications Corp.(a)	31,814	177,840
Level 3 Communications, Inc.*	4,852	256,428
Verizon Communications, Inc.	76,807	4,153,723
Total Telecommunication Services		9,734,803
Transportation—3.1%
American Airlines Group, Inc.	29,598	1,213,814
C.H. Robinson Worldwide, Inc.	5,700	423,111
CSX Corp.	13,880	357,410
Delta Air Lines, Inc.	26,122	1,271,619
Expeditors International of Washington, Inc.	4,196	204,807
FedEx Corp.	10,306	1,676,992
JB Hunt Transport Services, Inc.(a)	2,307	194,342
Kansas City Southern	869	74,256
Norfolk Southern Corp.	4,075	339,244
Ryder System, Inc.	3,281	212,543
Southwest Airlines Co.	13,893	622,406
Union Pacific Corp.	8,246	655,969
United Continental Holdings, Inc.*	19,841	1,187,682
United Parcel Service, Inc., Class B	17,752	1,872,304
Total Transportation		10,306,499
Utilities—3.1%
AES Corp.	42,141	497,264
AGL Resources, Inc.	1,867	121,616
Ameren Corp.	3,746	187,675
American Electric Power Co., Inc.	6,980	463,472
American Water Works Co., Inc.(a)	1,413	97,398
CenterPoint Energy, Inc.	11,166	233,593
CMS Energy Corp.	4,825	204,773
Consolidated Edison, Inc.	5,258	402,868
Dominion Resources, Inc.	4,958	372,445
DTE Energy Co.	3,592	325,651
Duke Energy Corp.(a)	9,090	733,381
Edison International	5,021	360,960
Entergy Corp.	4,648	368,493
Eversource Energy(a)	4,311	251,504
Exelon Corp.	25,970	931,284
FirstEnergy Corp.	12,537	450,956

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER LARGE CAP REVENUE ETF
(FORMERLY REVENUESHARES LARGE CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
NextEra Energy, Inc.	4,627	$547,559
NiSource, Inc.	7,344	173,025
NRG Energy, Inc.	32,480	422,565
PG&E Corp.	9,008	537,958
Pinnacle West Capital Corp.	1,504	112,905
PPL Corp.	6,418	244,333
Public Service Enterprise Group, Inc.	7,206	339,691
SCANA Corp.	1,999	140,230
Sempra Energy	3,155	328,278
Southern Co. (The)	10,772	557,235
TECO Energy, Inc.	2,993	82,397
WEC Energy Group, Inc.(a)	3,118	187,298
Xcel Energy, Inc.(a)	8,367	349,908
Total Utilities		10,026,715
Total Common Stocks
(Cost $285,363,240)		324,851,932

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—1.8%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (b) (Cost $5,617,901)	5,617,901	5,617,901
Total Investments—101.4% (Cost $290,981,141)		330,469,833
Liabilities in Excess of Other Assets—(1.4)%		(4,431,195)
Net Assets—100.0%		$326,038,638

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $15,348,437; total market value of the collateral held by the fund was $15,707,244. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $10,089,343.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Ce

Investments	Shares	Value
COMMON STOCKS—98.2%
Automobiles & Components—0.9%
Dana Holding Corp.	64,033	$902,225
Gentex Corp.	13,602	213,415
Thor Industries, Inc.	9,302	593,189
Total Automobiles & Components		1,708,829
Banks—1.6%
Associated Banc-Corp.	7,077	126,961
BancorpSouth, Inc.	4,635	98,772
Bank of Hawaii Corp.	1,150	78,522
Bank of the Ozarks, Inc.	1,494	62,703
Cathay General Bancorp	2,017	57,142
Commerce Bancshares, Inc.(a)	3,241	145,683
Cullen/Frost Bankers, Inc.(a)	2,400	132,264
East West Bancorp, Inc.	4,536	147,329
F.N.B. Corp.(a)	6,630	86,256
First Horizon National Corp.	11,957	156,637
First Niagara Financial Group, Inc.	18,596	180,009
FirstMerit Corp.	6,125	128,931
Fulton Financial Corp.	6,867	91,880
Hancock Holding Co.	4,253	97,649
International Bancshares Corp.	2,657	65,522
New York Community Bancorp, Inc.	5,509	87,593
PacWest Bancorp	3,226	119,846
PrivateBancorp, Inc.(a)	2,290	88,394
Prosperity Bancshares, Inc.	2,254	104,563
Signature Bank*	939	127,817
SVB Financial Group*	1,891	192,976
Synovus Financial Corp.	5,033	145,504
TCF Financial Corp.	13,230	162,200
Trustmark Corp.	3,252	74,894
Umpqua Holdings Corp.	9,372	148,640
Valley National Bancorp	8,580	81,853
Washington Federal, Inc.	2,901	65,708
Webster Financial Corp.(a)	3,167	113,695
Total Banks		3,169,943
Capital Goods—10.9%
A.O. Smith Corp.	4,755	362,854
Acuity Brands, Inc.(a)	1,789	390,252
AECOM*(a)	81,570	2,511,540
AGCO Corp.(a)	19,760	982,072
B/E Aerospace, Inc.	8,296	382,612
Carlisle Cos., Inc.	5,094	506,853
CLARCOR, Inc.(a)	3,975	229,715

Investments	Shares	Value
Crane Co.	7,181	$386,769
Curtiss-Wright Corp.	4,207	318,344
Donaldson Co., Inc.(a)	10,142	323,631
Esterline Technologies Corp.*	4,026	257,946
Fortune Brands Home & Security, Inc.(a)	12,237	685,761
GATX Corp.	4,207	199,833
Graco, Inc.	2,184	183,369
Granite Construction, Inc.	7,572	361,942
Hubbell, Inc.	4,646	492,151
Huntington Ingalls Industries, Inc.	7,213	987,748
IDEX Corp.	3,523	291,986
ITT Corp.	9,454	348,758
Joy Global, Inc.(a)	27,299	438,695
KBR, Inc.	46,621	721,693
Kennametal, Inc.	14,354	322,821
KLX, Inc.*	7,632	245,292
Lennox International, Inc.	3,644	492,632
Lincoln Electric Holdings, Inc.	6,006	351,771
MSC Industrial Direct Co., Inc., Class A	5,546	423,215
Nordson Corp.	3,154	239,830
NOW, Inc.*(a)	22,519	399,037
Orbital ATK, Inc.	8,655	752,466
Oshkosh Corp.(a)	22,187	906,783
Regal Beloit Corp.	8,207	517,780
Teledyne Technologies, Inc.*	3,559	313,690
Terex Corp.	42,079	1,046,926
Timken Co. (The)	12,694	425,122
Toro Co. (The)	3,994	343,963
Trinity Industries, Inc.	46,150	845,007
Triumph Group, Inc.	17,431	548,728
Valmont Industries, Inc.	3,048	377,464
Wabtec Corp.	5,861	464,719
Watsco, Inc.	4,430	596,898
Woodward, Inc.	5,459	283,977
Total Capital Goods		21,262,645
Commercial & Professional Services—3.6%
CEB, Inc.	2,093	135,480
Clean Harbors, Inc.*	9,897	488,318
Copart, Inc.*(a)	3,900	159,003
Deluxe Corp.	4,067	254,147
FTI Consulting, Inc.*	7,295	259,045
Herman Miller, Inc.	10,680	329,905
HNI Corp.	9,038	354,018
Manpowergroup, Inc.	33,862	2,757,044
MSA Safety, Inc.	3,345	161,731

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
R.R. Donnelley & Sons Co.	95,769	$1,570,612
Rollins, Inc.	7,363	199,684
Waste Connections, Inc.	4,503	290,849
Total Commercial & Professional Services		6,959,836
Consumer Durables & Apparel—4.2%
Brunswick Corp.(a)	12,321	591,161
CalAtlantic Group, Inc.(a)	14,952	499,696
Carter’s, Inc.	4,097	431,742
Deckers Outdoor Corp.*	4,412	264,323
Fossil Group, Inc.*(a)	9,159	406,843
Jarden Corp.*	21,220	1,250,919
Kate Spade & Co.*	7,023	179,227
KB Home(a)	30,994	442,594
MDC Holdings, Inc.(a)	10,805	270,773
NVR, Inc.*	443	767,453
Polaris Industries, Inc.	6,748	664,543
Skechers U.S.A., Inc., Class A*	13,442	409,309
Tempur Sealy International, Inc.*	7,444	452,521
Toll Brothers, Inc.*	20,078	592,502
TRI Pointe Group, Inc.*(a)	28,773	338,946
Tupperware Brands Corp.	5,636	326,775
Vista Outdoor, Inc.*	5,478	284,363
Total Consumer Durables & Apparel		8,173,690
Consumer Services—2.0%
Brinker International, Inc.(a)	8,706	400,041
Buffalo Wild Wings, Inc.*	1,555	230,327
Cheesecake Factory, Inc. (The)	5,409	287,164
Cracker Barrel Old Country Store, Inc.	2,623	400,453
DeVry Education Group, Inc.(a)	11,911	205,703
Domino’s Pizza, Inc.	2,048	270,049
Dunkin' Brands Group, Inc.	2,403	113,349
Graham Holdings Co., Class B	795	381,600
International Speedway Corp., Class A	2,373	87,587
Jack in the Box, Inc.	3,192	203,873
Panera Bread Co., Class A*	1,767	361,935
Service Corp. International	17,099	422,003
Sotheby’s	5,061	135,281
Wendy’s Co. (The)	26,679	290,534
Total Consumer Services		3,789,899
Diversified Financials—1.3%
CBOE Holdings, Inc.	1,343	87,738
Eaton Vance Corp.(a)	6,101	204,506
FactSet Research Systems, Inc.	921	139,559
Federated Investors, Inc., Class B	4,480	129,248
Janus Capital Group, Inc.(a)	10,462	153,059

Investments	Shares	Value
MarketAxess Holdings, Inc.(a)	332	$41,444
MSCI, Inc.	2,122	157,198
Raymond James Financial, Inc.	14,885	708,675
SEI Investments Co.	4,490	193,294
SLM Corp.*	17,424	110,817
Stifel Financial Corp.*	9,930	293,928
Waddell & Reed Financial, Inc., Class A(a)	8,115	191,027
WisdomTree Investments, Inc.	3,203	36,610
Total Diversified Financials		2,447,103
Energy—7.1%
CONSOL Energy, Inc.(a)	29,341	331,260
Denbury Resources, Inc.(a)	72,214	160,315
Dril-Quip, Inc.*(a)	1,916	116,033
Energen Corp.	3,182	116,429
Ensco PLC, Class A	218,563	2,266,498
Gulfport Energy Corp.*	3,592	101,797
HollyFrontier Corp.(a)	50,231	1,774,159
Nabors Industries Ltd.	58,117	534,677
Noble Corp. PLC(a)	40,281	416,908
Oceaneering International, Inc.	12,913	429,228
Oil States International, Inc.*(a)	4,938	155,646
Patterson-UTI Energy, Inc.	14,247	251,032
QEP Resources, Inc.	22,042	311,013
Rowan Cos. PLC, Class A	17,930	288,673
SM Energy Co.(a)	12,386	232,114
Superior Energy Services, Inc.	28,461	381,093
Western Refining, Inc.(a)	47,298	1,375,899
World Fuel Services Corp.	88,742	4,311,086
WPX Energy, Inc.*(a)	33,020	230,810
Total Energy		13,784,670
Food & Staples Retailing—2.6%
Casey's General Stores, Inc.	8,604	975,005
Sprouts Farmers Market, Inc.*(a)	16,821	488,482
SUPERVALU, Inc.*	437,214	2,518,353
United Natural Foods, Inc.*(a)	28,675	1,155,602
Total Food & Staples Retailing		5,137,442
Food, Beverage & Tobacco—2.5%
Boston Beer Co., Inc. (The), Class A*(a)	716	132,510
Dean Foods Co.(a)	57,413	994,393
Flowers Foods, Inc.	28,879	533,106
Hain Celestial Group, Inc. (The)*(a)	9,509	389,013
Ingredion, Inc.	7,277	777,111
Lancaster Colony Corp.	1,510	166,961
Post Holdings, Inc.*	9,502	653,453
Snyder's-Lance, Inc.(a)	7,441	234,243

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Tootsie Roll Industries, Inc.(a)	2,238	$78,203
TreeHouse Foods, Inc.*(a)	5,268	456,999
WhiteWave Foods Co. (The)*	13,115	532,994
Total Food, Beverage & Tobacco		4,948,986
Health Care Equipment & Services—6.5%
ABIOMED, Inc.*	4,075	386,351
Align Technology, Inc.*	1,579	114,778
Allscripts Healthcare Solutions, Inc.*	14,810	195,640
Amsurg Corp.*(a)	4,848	361,661
Community Health Systems, Inc.*	160,291	2,966,986
Cooper Cos., Inc. (The)	1,651	254,204
Halyard Health, Inc.*	7,765	223,088
Hill-Rom Holdings, Inc.	6,319	317,846
IDEXX Laboratories, Inc.*(a)	2,823	221,097
LifePoint Hospitals, Inc.*	10,889	754,063
LivaNova PLC*(a)	690	37,246
MEDNAX, Inc.*	5,872	379,449
Molina Healthcare, Inc.*(a)	28,639	1,846,929
Owens & Minor, Inc.	33,339	1,347,562
ResMed, Inc.(a)	3,925	226,944
STERIS PLC	4,099	291,234
Teleflex, Inc.	1,672	262,521
VCA, Inc.*	5,289	305,122
WellCare Health Plans, Inc.*	21,057	1,953,037
West Pharmaceutical Services, Inc.	2,943	204,009
Total Health Care Equipment & Services		12,649,767
Household & Personal Products—0.9%
Avon Products, Inc.	229,628	1,104,511
Edgewell Personal Care Co.	5,356	431,319
Energizer Holdings, Inc.	5,679	230,056
Total Household & Personal Products		1,765,886
Insurance—6.0%
Alleghany Corp.*	1,399	694,184
American Financial Group, Inc.	12,156	855,418
Arthur J. Gallagher & Co.	17,112	761,142
Aspen Insurance Holdings Ltd.	7,981	380,694
Brown & Brown, Inc.	6,640	237,712
CNO Financial Group, Inc.	28,588	512,297
Endurance Specialty Holdings Ltd.	4,492	293,507
Everest Re Group Ltd.	4,098	809,068
First American Financial Corp.	19,215	732,284
Genworth Financial, Inc., Class A*	416,297	1,136,491
Hanover Insurance Group, Inc. (The)	8,076	728,617
Kemper Corp.(a)	10,885	321,869
Mercury General Corp.	7,650	424,575

Investments	Shares	Value
Old Republic International Corp.	43,554	$796,167
Primerica, Inc.(a)	4,349	193,661
Reinsurance Group of America, Inc.(a)	15,006	1,444,327
RenaissanceRe Holdings Ltd.	1,833	219,648
W.R. Berkley Corp.	18,564	1,043,297
Total Insurance		11,584,958
Materials—8.5%
Albemarle Corp.	8,196	523,970
Allegheny Technologies, Inc.(a)	32,423	528,495
AptarGroup, Inc.	4,209	330,028
Ashland, Inc.(a)	7,014	771,259
Bemis Co., Inc.	10,767	557,515
Cabot Corp.	7,629	368,710
Carpenter Technology Corp.(a)	8,769	300,163
Commercial Metals Co.	45,831	777,752
Compass Minerals International, Inc.(a)	2,104	149,089
Domtar Corp.	19,575	792,787
Eagle Materials, Inc.(a)	2,385	167,212
Greif, Inc., Class A	16,936	554,654
Louisiana-Pacific Corp.*(a)	15,822	270,873
Minerals Technologies, Inc.(a)	4,673	265,660
NewMarket Corp.	773	306,309
Olin Corp.(a)	23,762	412,746
Packaging Corp. of America(a)	14,226	859,250
PolyOne Corp.	15,725	475,681
Reliance Steel & Aluminum Co.	19,352	1,338,965
Royal Gold, Inc.	889	45,597
RPM International, Inc.	14,850	702,850
Scotts Miracle-Gro Co., (The), Class A	6,167	448,773
Sensient Technologies Corp.	3,043	193,109
Silgan Holdings, Inc.(a)	10,012	532,338
Sonoco Products Co.	14,577	708,005
Steel Dynamics, Inc.	49,605	1,116,609
United States Steel Corp.(a)	110,300	1,770,315
Valspar Corp. (The)	7,391	790,985
Worthington Industries, Inc.	12,828	457,190
Total Materials		16,516,889
Media—1.6%
AMC Networks, Inc., Class A*(a)	5,427	352,429
Cable One, Inc.	249	108,845
Cinemark Holdings, Inc.	11,313	405,345
DreamWorks Animation SKG, Inc., Class A*(a)	4,818	120,209
John Wiley & Sons, Inc., Class A	5,278	258,042
Live Nation Entertainment, Inc.*	44,214	986,414
Meredith Corp.	4,887	232,133

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
New York Times Co., (The), Class A	16,849	$209,939
Time, Inc.	28,360	437,878
Total Media		3,111,234
Pharmaceuticals, Biotechnology & Life Sciences—0.9%
Akorn, Inc.*(a)	5,225	122,944
Bio-Rad Laboratories, Inc., Class A*	2,024	276,721
Bio-Techne Corp.(a)	635	60,020
Catalent, Inc.*(a)	9,736	259,659
Charles River Laboratories International, Inc.*	2,499	189,774
Mettler-Toledo International, Inc.*	1,007	347,173
PARAXEL International Corp.*(a)	4,557	285,861
United Therapeutics Corp.*	1,620	180,517
Total Pharmaceuticals, Biotechnology & Life Sciences		1,722,669
Real Estate—3.4%
Alexander & Baldwin, Inc.	2,164	79,376
Alexandria Real Estate Equities, Inc.	1,360	123,610
American Campus Communities, Inc.	2,297	108,166
Camden Property Trust	1,536	129,162
Care Capital Properties, Inc.	1,645	44,152
Communications Sales & Leasing, Inc.	4,623	102,862
Corporate Office Properties Trust	3,395	89,085
Corrections Corp. of America	8,081	258,996
Douglas Emmett, Inc.	3,067	92,347
Duke Realty Corp.	6,145	138,508
EPR Properties	901	60,025
Equity One, Inc.	1,758	50,384
First Industrial Realty Trust, Inc.	101,364	2,305,017
Healthcare Realty Trust, Inc.	1,827	56,436
Highwoods Properties, Inc.	1,916	91,604
Hospitality Properties Trust	10,348	274,843
Jones Lang LaSalle, Inc.	7,008	822,179
Kilroy Realty Corp.	1,397	86,432
Lamar Advertising Co., Class A	3,095	190,343
LaSalle Hotel Properties	6,669	168,792
Liberty Property Trust	3,550	118,783
Mack-Cali Realty Corp.	3,732	87,702
Mid-America Apartment Communities, Inc.	1,476	150,862
National Retail Properties, Inc.(a)	1,489	68,792
Omega Healthcare Investors, Inc.	3,033	107,065
Post Properties, Inc.	885	52,870
Potlatch Corp.	2,601	81,932
Rayonier, Inc.	3,251	80,235
Regency Centers Corp.(a)	1,097	82,110
Senior Housing Properties Trust	8,246	147,521
Sovran Self Storage, Inc.	388	45,765

Investments	Shares	Value
Tanger Factory Outlet Centers, Inc.	1,751	$63,719
Taubman Centers, Inc.	1,080	76,928
Urban Edge Properties	1,788	46,202
Weingarten Realty Investors	1,997	74,927
WP GLIMCHER, Inc.	13,776	130,734
Total Real Estate		6,688,466
Retailing—8.2%
Aaron’s, Inc.	17,924	449,892
Abercrombie & Fitch Co., Class A(a)	14,953	471,618
American Eagle Outfitters, Inc.	28,894	481,663
Ascena Retail Group, Inc.*	67,863	750,565
Big Lots, Inc.	15,724	712,140
Cabela’s, Inc.*(a)	9,964	485,147
Chico’s FAS, Inc.	28,796	382,123
CST Brands, Inc.	40,437	1,548,333
Dick’s Sporting Goods, Inc.	21,422	1,001,478
Foot Locker, Inc.	15,679	1,011,295
Guess?, Inc.	13,378	251,105
HSN, Inc.	9,384	490,877
JC Penney Co., Inc.*(a)	155,751	1,722,606
LKQ Corp.*	31,781	1,014,767
Murphy USA, Inc.*	23,193	1,425,210
Office Depot, Inc.*	374,526	2,659,135
Pool Corp.	3,850	337,799
Williams-Sonoma, Inc.	11,800	645,932
Total Retailing		15,841,685
Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc.*(a)	221,072	630,055
Atmel Corp.	19,876	161,393
Cree, Inc.*(a)	7,625	221,888
Cypress Semiconductor Corp.	25,474	220,605
Fairchild Semiconductor International, Inc.*	9,430	188,600
Integrated Device Technology, Inc.*	4,472	91,408
Intersil Corp., Class A	5,510	73,669
Microsemi Corp.*	4,907	187,987
Silicon Laboratories, Inc.*	1,942	87,312
SunEdison, Inc.*(a)	126,015	68,073
Synaptics, Inc.*	3,052	243,367
Teradyne, Inc.	10,236	220,995
Total Semiconductors & Semiconductor Equipment		2,395,352
Software & Services—4.3%
ACI Worldwide, Inc.*	7,176	149,189
Acxiom Corp.*	5,783	123,988
ANSYS, Inc.*	1,498	134,011
Broadridge Financial Solutions, Inc.	6,846	406,036

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Cadence Design Systems, Inc.*	10,285	$242,520
CDK Global, Inc.	6,259	291,356
CommVault Systems, Inc.*	2,014	86,944
Computer Sciences Corp.	39,150	1,346,368
comScore, Inc.*(a)	2,007	60,290
Convergys Corp.	15,323	425,520
CoreLogic, Inc.*	6,198	215,071
DST Systems, Inc.	3,576	403,266
Fair Isaac Corp.	1,172	124,337
Fortinet, Inc.*	4,851	148,586
Gartner, Inc.*	3,551	317,282
Global Payments, Inc.(a)	6,502	424,581
j2 Global, Inc.	1,692	104,193
Jack Henry & Associates, Inc.	2,194	185,547
Leidos Holdings, Inc.	14,343	721,740
Manhattan Associates, Inc.*	1,320	75,068
MAXIMUS, Inc.	5,775	303,996
Mentor Graphics Corp.	9,263	188,317
NeuStar, Inc., Class A*(a)	5,593	137,588
PTC, Inc.*	5,513	182,811
Rackspace Hosting, Inc.*	13,057	281,901
Science Applications International Corp.	12,596	671,871
Synopsys, Inc.*	6,678	323,482
Tyler Technologies, Inc.*(a)	657	84,497
Ultimate Software Group, Inc. (The)*(a)	498	96,363
WEX, Inc.*(a)	1,469	122,456
Total Software & Services		8,379,175
Technology Hardware & Equipment—14.1%
3D Systems Corp.*(a)	7,688	118,933
ARRIS International PLC*	27,715	635,228
Arrow Electronics, Inc.*	52,667	3,392,281
Avnet, Inc.	86,529	3,833,235
Belden, Inc.	5,630	345,569
Ciena Corp.*	19,020	361,760
Cognex Corp.	1,560	60,762
Diebold, Inc.	14,441	417,489
FEI Co.	1,498	133,337
Ingram Micro, Inc., Class A	173,813	6,241,625
InterDigital, Inc.	1,109	61,716
IPG Photonics Corp.*(a)	1,358	130,477
Jabil Circuit, Inc.	120,717	2,326,217
Keysight Technologies, Inc.*	14,746	409,054
Knowles Corp.*(a)	11,390	150,120
Lexmark International, Inc., Class A	14,660	490,084
National Instruments Corp.	5,587	168,225

Investments	Shares	Value
NCR Corp.*	32,656	$977,394
NetScout Systems, Inc.*	5,125	117,721
Plantronics, Inc.	3,074	120,470
Polycom, Inc.*	15,819	176,382
SYNNEX Corp.	18,817	1,742,266
Tech Data Corp.*	46,958	3,604,966
Trimble Navigation Ltd.*	12,726	315,605
VeriFone Systems, Inc.*	9,766	275,792
Vishay Intertechnology, Inc.(a)	26,605	324,847
Zebra Technologies Corp., Class A*(a)	7,231	498,939
Total Technology Hardware & Equipment		27,430,494
Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	25,510	767,596

Transportation—1.8%
Alaska Air Group, Inc.	9,528	781,487
Genesee & Wyoming, Inc., Class A*	4,567	286,351
JetBlue Airways Corp.*(a)	43,753	924,063
Kirby Corp.*(a)	4,939	297,772
Landstar System, Inc.	7,258	468,939
Old Dominion Freight Line, Inc.*(a)	5,967	415,423
Werner Enterprises, Inc.	10,497	285,099
Total Transportation		3,459,134
Utilities—3.7%
Alliant Energy Corp.(a)	6,330	470,192
Aqua America, Inc.	3,533	112,420
Atmos Energy Corp.(a)	7,347	545,588
Black Hills Corp.(a)	3,104	186,644
Cleco Corp.	3,545	195,719
Great Plains Energy, Inc.	11,144	359,394
Hawaiian Electric Industries, Inc.	11,508	372,859
IDACORP, Inc.	2,363	176,256
MDU Resources Group, Inc.	30,839	600,127
National Fuel Gas Co.	4,522	226,326
New Jersey Resources Corp.	9,335	340,074
OGE Energy Corp.	11,158	319,454
ONE Gas, Inc.(a)	3,546	216,661
PNM Resources, Inc.	5,965	201,140
Questar Corp.	6,264	155,347
Talen Energy Corp.*	76,178	685,602
UGI Corp.	22,367	901,166
Vectren Corp.	6,856	346,639
Westar Energy, Inc.	7,301	362,203
WGL Holdings, Inc.	4,972	359,824
Total Utilities		7,133,635

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER MID CAP REVENUE ETF
(FORMERLY REVENUESHARES MID CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Total Common Stocks
(Cost $181,449,349)		$190,829,983

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.7%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (b) (Cost $13,013,714)	13,013,714	13,013,714
Total Investments—104.9% (Cost $194,463,063)		203,843,697
Liabilities in Excess of Other Assets—(4.9)%		(9,441,473)
Net Assets—100.0%		$194,402,224

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $30,621,965; total market value of the collateral held by the fund was $31,488,677. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $18,474,963.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—1.0%
Dorman Products, Inc.*(a)	6,659	$362,383
Drew Industries, Inc.	9,775	630,096
Gentherm, Inc.*	9,439	392,568
Motorcar Parts of America, Inc.*	4,197	159,402
Standard Motor Products, Inc.(a)	12,908	447,262
Superior Industries International, Inc.	14,445	318,946
Winnebago Industries, Inc.	20,423	458,496
Total Automobiles & Components		2,769,153
Banks—2.6%
Ameris Bancorp	3,925	116,101
Astoria Financial Corp.	11,258	178,327
Banc of California, Inc.	8,180	143,150
Bank Mutual Corp.(a)	5,333	40,371
Banner Corp.	3,151	132,468
BBCN Bancorp, Inc.	8,863	134,629
BofI Holding, Inc.*(a)	5,953	127,037
Boston Private Financial Holdings, Inc.	13,533	154,953
Brookline Bancorp, Inc.	8,152	89,753
Cardinal Financial Corp.	3,587	72,995
Central Pacific Financial Corp.	3,894	84,772
City Holding Co.(a)	1,552	74,155
Columbia Banking System, Inc.	5,893	176,319
Community Bank System, Inc.(a)	4,170	159,336
CVB Financial Corp.	7,464	130,247
Dime Community Bancshares	3,271	57,635
First BanCorp*	64,649	188,775
First Commonwealth Financial Corp.(a)	10,810	95,777
First Financial Bancorp(a)	7,463	135,677
First Financial Bankshares, Inc.(a)	4,205	124,384
First Midwest Bancorp, Inc.	10,249	184,687
First NBC Bank Holding Co.*	1,517	31,235
Glacier Bancorp, Inc.	6,516	165,637
Hanmi Financial Corp.	4,087	89,996
Home BancShares, Inc.	4,027	164,906
Independent Bank Corp.	2,646	121,610
LegacyTexas Financial Group, Inc.	5,628	110,590
LendingTree, Inc.*(a)	1,300	127,114
MB Financial, Inc.(a)	10,040	325,798
National Penn Bancshares, Inc.(a)	13,575	144,438
NBT Bancorp, Inc.(a)	5,679	153,049
Northfield Bancorp, Inc.	2,334	38,371
Northwest Bancshares, Inc.(a)	10,607	143,301
OFG Bancorp	13,997	97,839

Investments	Shares	Value
Old National Bancorp	21,266	$259,232
Oritani Financial Corp.	3,738	63,434
Pinnacle Financial Partners, Inc.	2,794	137,074
Provident Financial Services, Inc.(a)	6,728	135,838
S&T Bancorp, Inc.(a)	3,824	98,506
Simmons First National Corp., Class A	3,580	161,351
Southside Bancshares, Inc.(a)	2,691	70,154
Sterling Bancorp(a)	9,933	158,233
Talmer Bancorp, Inc., Class A	7,744	140,089
Texas Capital Bancshares, Inc.*(a)	6,130	235,269
Tompkins Financial Corp.	1,715	109,760
TrustCo Bank Corp.(a)	11,355	68,811
UMB Financial Corp.(a)	7,196	371,529
United Bankshares, Inc.(a)	4,966	182,252
United Community Banks, Inc.	7,823	144,491
Walker & Dunlop, Inc.*	8,103	196,660
Westamerica Bancorporation(a)	1,710	83,294
Wilshire Bancorp, Inc.	8,194	84,398
Wintrust Financial Corp.	8,537	378,531
Total Banks		7,394,338
Capital Goods—14.3%
AAON, Inc.	6,145	172,060
AAR Corp.	32,262	750,737
Actuant Corp., Class A(a)	22,375	552,886
Aegion Corp.*	28,928	610,092
Aerojet Rocketdyne Holdings, Inc.*(a)	44,601	730,564
Aerovironment, Inc.*	4,329	122,597
Albany International Corp., Class A	8,089	304,066
American Science & Engineering, Inc.(a)	1,737	48,098
American Woodmark Corp.*(a)	5,560	414,720
Apogee Enterprises, Inc.	10,200	447,678
Applied Industrial Technologies, Inc.(a)	28,426	1,233,688
Astec Industries, Inc.	9,778	456,339
AZZ, Inc.	6,955	393,653
Barnes Group, Inc.	14,943	523,453
Briggs & Stratton Corp.	35,248	843,132
Chart Industries, Inc.*	22,734	493,783
CIRCOR International, Inc.	7,461	346,116
Comfort Systems USA, Inc.	23,274	739,415
Cubic Corp.(a)	16,138	644,874
DXP Enterprises, Inc.*	32,079	563,307
Dycom Industries, Inc.*(a)	16,016	1,035,755
EMCOR Group, Inc.	62,458	3,035,459
Encore Wire Corp.	11,548	449,564
EnerSys(a)	18,478	1,029,594

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Engility Holdings, Inc.*	54,459	$1,021,651
EnPro Industries, Inc.	9,274	534,924
ESCO Technologies, Inc.	6,498	253,292
Federal Signal Corp.	26,597	352,676
Franklin Electric Co., Inc.	13,754	442,466
General Cable Corp.(a)	191,408	2,337,092
Gibraltar Industries, Inc.*	17,986	514,400
Greenbrier Cos., Inc. (The)(a)	43,277	1,196,176
Griffon Corp.	58,513	904,026
Harsco Corp.	153,805	838,237
Hillenbrand, Inc.	23,103	691,935
John Bean Technologies Corp.	8,556	482,644
Kaman Corp.	19,668	839,627
Lindsay Corp.(a)	3,149	225,500
Lydall, Inc.*	7,221	234,827
Moog, Inc., Class A*	24,515	1,119,845
Mueller Industries, Inc.	32,781	964,417
MYR Group, Inc.*(a)	18,539	465,514
National Presto Industries, Inc.(a)	2,634	220,571
Orion Marine Group, Inc.*	45,585	236,130
PGT, Inc.*	18,300	180,072
Powell Industries, Inc.(a)	9,954	296,729
Proto Labs, Inc.*	1,574	121,340
Quanex Building Products Corp.	16,341	283,680
Simpson Manufacturing Co., Inc.	9,552	364,600
SPX Corp.	57,576	864,792
SPX FLOW, Inc.*	45,388	1,138,331
Standex International Corp.	4,474	348,122
TASER International, Inc.*(a)	4,432	87,000
Tennant Co.	6,985	359,588
Titan International, Inc.	102,477	551,326
Trex Co., Inc.*(a)	4,598	220,382
Universal Forest Products, Inc.	15,939	1,367,885
Veritiv Corp.*(a)	106,681	3,974,934
Vicor Corp.*	9,211	96,531
Watts Water Technologies, Inc., Class A	12,160	670,381
Total Capital Goods		40,743,273
Commercial & Professional Services—6.9%
ABM Industries, Inc.	71,665	2,315,496
Brady Corp., Class A	18,403	493,937
Brink's Co. (The)	44,223	1,485,451
CDI Corp.	78,862	495,253
Essendant, Inc.	77,215	2,465,475
Exponent, Inc.	2,788	142,216
G&K Services, Inc., Class A(a)	5,843	428,000

Investments	Shares	Value
Healthcare Services Group, Inc.	17,613	$648,335
Heidrick & Struggles International, Inc.(a)	10,235	242,570
Insperity, Inc.(a)	22,751	1,176,909
Interface, Inc.	26,576	492,719
Kelly Services, Inc., Class A	137,410	2,627,279
Korn/Ferry International	18,097	511,964
Matthews International Corp., Class A	12,756	656,551
Mobile Mini, Inc.	7,530	248,641
Navigant Consulting, Inc.*	23,860	377,227
On Assignment, Inc.*	25,941	957,742
Resources Connection, Inc.	17,809	277,108
Tetra Tech, Inc.	25,966	774,306
TrueBlue, Inc.*	48,908	1,278,944
UniFirst Corp.	5,936	647,736
US Ecology, Inc.	5,933	262,001
Viad Corp.	16,621	484,668
WageWorks, Inc.*	3,263	165,140
Total Commercial & Professional Services		19,655,668
Consumer Durables & Apparel—3.8%
Arctic Cat, Inc.(a)	16,088	270,278
Callaway Golf Co.	42,063	383,615
Crocs, Inc.*(a)	49,167	472,986
Ethan Allen Interiors, Inc.	11,113	353,616
G-III Apparel Group Ltd.*	19,161	936,781
Helen of Troy Ltd.*	6,487	672,637
Iconix Brand Group, Inc.*(a)	18,391	148,048
Installed Building Products, Inc.*(a)	12,395	329,831
iRobot Corp.*(a)	7,323	258,502
La-Z-Boy, Inc.	25,007	668,687
M/I Homes, Inc.*(a)	33,109	617,483
Meritage Homes Corp.*	31,959	1,165,225
Movado Group, Inc.	8,535	234,969
Oxford Industries, Inc.	5,663	380,723
Perry Ellis International, Inc.*	20,241	372,637
Steven Madden Ltd.*	16,819	622,976
Sturm Ruger & Co., Inc.(a)	3,271	223,671
TopBuild Corp.*	24,157	718,429
Tumi Holdings, Inc.*	8,825	236,686
Unifi, Inc.*	12,353	283,007
Universal Electronics, Inc.*	4,014	248,828
Vera Bradley, Inc.*(a)	11,304	229,923
Wolverine World Wide, Inc.	59,923	1,103,782
Total Consumer Durables & Apparel		10,933,320
Consumer Services—4.0%
American Public Education, Inc.*	6,525	134,611

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Belmond Ltd., Class A*	26,648	$252,889
Biglari Holdings, Inc.*	1,060	394,013
BJ's Restaurants, Inc.*	8,987	373,590
Bob Evans Farms, Inc.(a)	12,309	574,707
Boyd Gaming Corp.*(a)	51,477	1,063,515
Capella Education Co.	3,804	200,242
Career Education Corp.*	80,618	366,006
DineEquity, Inc.	3,160	295,239
Interval Leisure Group, Inc.(a)	21,603	311,947
Marcus Corp. (The)	9,838	186,430
Marriott Vacations Worldwide Corp.(a)	8,454	570,645
Monarch Casino & Resort, Inc.*	4,376	85,157
Papa John's International, Inc.(a)	12,809	694,120
Pinnacle Entertainment, Inc.*	31,754	1,114,565
Popeyes Louisiana Kitchen, Inc.*	1,952	101,621
Red Robin Gourmet Burgers, Inc.*	8,177	527,171
Regis Corp.*	52,814	802,245
Ruby Tuesday, Inc.*(a)	90,581	487,326
Ruth's Hospitality Group, Inc.	9,456	174,085
Scientific Games Corp., Class A*(a)	121,903	1,149,545
Sonic Corp.	8,510	299,212
Strayer Education, Inc.*	3,889	189,589
Texas Roadhouse, Inc.(a)	18,640	812,331
Universal Technical Institute, Inc.	33,450	144,169
Total Consumer Services		11,304,970
Diversified Financials—2.0%
Calamos Asset Management, Inc., Class A(a)	11,671	99,087
Cash America International, Inc.	12,101	467,583
Encore Capital Group, Inc.*(a)	19,099	491,608
Enova International, Inc.*	41,282	260,489
Evercore Partners, Inc., Class A	10,370	536,647
EZCORP, Inc., Class A*	131,493	390,534
Financial Engines, Inc.	4,903	154,101
First Cash Financial Services, Inc.	6,802	313,300
Green Dot Corp., Class A*(a)	13,696	314,597
Greenhill & Co., Inc.	4,903	108,847
HFF, Inc., Class A(a)	7,878	216,881
Interactive Brokers Group, Inc., Class A(a)	15,486	608,910
INTL. FCStone, Inc.*	10,324	275,961
Investment Technology Group, Inc.	13,216	292,074
Piper Jaffray Cos.*	6,233	308,907
PRA Group, Inc.*(a)	13,679	402,026
Virtus Investment Partners, Inc.(a)	2,188	170,905
World Acceptance Corp.*	6,732	255,277
Total Diversified Financials		5,667,734

Investments	Shares	Value
Energy—3.4%
Archrock, Inc.	62,584	$500,672
Atwood Oceanics, Inc.(a)	59,237	543,203
Basic Energy Services, Inc.*(a)	110,228	304,229
Bill Barrett Corp.*(a)	16,552	102,954
Bonanza Creek Energy, Inc.*	53,893	85,690
Bristow Group, Inc.	37,607	711,525
CARBO Ceramics, Inc.(a)	4,792	68,046
Carrizo Oil & Gas, Inc.*(a)	6,633	205,092
Cloud Peak Energy, Inc.*(a)	219,142	427,327
Contango Oil & Gas Co.*(a)	5,513	64,998
Era Group, Inc.*	11,533	108,180
Exterran Corp.*	48,173	744,755
Geospace Technologies Corp.*(a)	2,646	32,652
Green Plains, Inc.	84,499	1,348,604
Gulf Island Fabrication, Inc.	15,193	119,265
GulfMark Offshore, Inc., Class A*(a)	18,830	116,181
Helix Energy Solutions Group, Inc.*	59,820	334,992
Hornbeck Offshore Services, Inc.*	19,939	197,994
Matrix Service Co.*	30,504	539,921
Newpark Resources, Inc.*	64,871	280,243
Northern Oil and Gas, Inc.*(a)	22,139	88,335
PDC Energy, Inc.*(a)	2,918	173,475
Pioneer Energy Services Corp.*	110,412	242,906
REX American Resources Corp.*(a)	3,607	200,080
Rex Energy Corp.*(a)	38,234	29,375
SEACOR Holdings, Inc.*(a)	8,894	484,278
Stone Energy Corp.*(a)	120,477	95,177
Synergy Resources Corp.*(a)	6,045	46,970
Tesco Corp.	13,833	119,102
TETRA Technologies, Inc.*	75,434	479,006
Tidewater, Inc.	61,521	420,188
U.S. Silica Holdings, Inc.(a)	13,325	302,744
Unit Corp.*(a)	38,614	340,189
Total Energy		9,858,348
Food & Staples Retailing—1.9%
Andersons, Inc. (The)	60,338	1,895,217
SpartanNash Co.	116,713	3,537,571
Total Food & Staples Retailing		5,432,788
Food, Beverage & Tobacco—2.3%
B&G Foods, Inc.	10,904	379,568
Calavo Growers, Inc.	6,761	385,783
Cal-Maine Foods, Inc.(a)	16,962	880,497
Darling Ingredients, Inc.*	127,733	1,682,244
J&J Snack Foods Corp.	4,075	441,241

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Sanderson Farms, Inc.(a)	13,537	$1,220,767
Seneca Foods Corp., Class A*	15,418	535,621
Universal Corp.	16,497	937,194
Total Food, Beverage & Tobacco		6,462,915
Health Care Equipment & Services—7.1%
Abaxis, Inc.	2,191	99,450
Aceto Corp.	10,540	248,322
Adeptus Health, Inc., Class A*(a)	2,564	142,405
Air Methods Corp.*(a)	11,931	432,141
Almost Family, Inc.*(a)	5,991	223,105
Amedisys, Inc.*	13,252	640,602
AMN Healthcare Services, Inc.*(a)	19,827	666,386
Analogic Corp.	3,025	239,005
AngioDynamics, Inc.*(a)	13,156	161,687
Anika Therapeutics, Inc.*	960	42,931
Cantel Medical Corp.	3,613	257,824
Chemed Corp.	4,997	676,844
Computer Programs & Systems, Inc.(a)	1,620	84,434
CONMED Corp.	7,397	310,230
CorVel Corp.*	5,303	209,044
Cross Country Healthcare, Inc.*	29,239	340,050
CryoLife, Inc.	5,789	62,232
Cynosure, Inc., Class A*(a)	3,495	154,199
Diplomat Pharmacy, Inc.*	3,420	93,708
Ensign Group, Inc. (The)	26,500	599,960
ExamWorks Group, Inc.*(a)	12,732	376,358
Greatbatch, Inc.*	7,624	271,719
Haemonetics Corp.*	11,433	399,926
HealthEquity, Inc.*(a)	2,228	54,965
HealthStream, Inc.*	4,504	99,493
Healthways, Inc.*(a)	30,046	303,164
HMS Holdings Corp.*	14,723	211,275
ICU Medical, Inc.*	1,649	171,661
Inogen, Inc.*(a)	2,015	90,635
Integra LifeSciences Holdings Corp.*(a)	6,303	424,570
Invacare Corp.	37,640	495,719
Kindred Healthcare, Inc.	257,959	3,185,794
Landauer, Inc.	2,255	74,573
LHC Group, Inc.*	9,623	342,194
Magellan Health, Inc.*	30,492	2,071,322
Masimo Corp.*	6,955	290,997
Medidata Solutions, Inc.*(a)	4,601	178,105
Meridian Bioscience, Inc.	3,825	78,833
Merit Medical Systems, Inc.*	12,607	233,103
Natus Medical, Inc.*	4,210	161,790

Investments	Shares	Value
Neogen Corp.*	2,527	$127,234
NuVasive, Inc.*	7,506	365,167
Omnicell, Inc.*	7,437	207,269
PharMerica Corp.*	40,330	891,696
Providence Service Corp. (The)*	14,343	732,497
Quality Systems, Inc.	14,393	219,349
Select Medical Holdings Corp.*	146,262	1,727,354
Surgical Care Affiliates, Inc.*	10,567	489,041
SurModics, Inc.*	1,474	27,136
US Physical Therapy, Inc.	2,716	135,067
Vascular Solutions, Inc.*(a)	2,011	65,418
Zeltiq Aesthetics, Inc.*	5,223	141,857
Total Health Care Equipment & Services		20,329,840
Household & Personal Products—0.5%
Central Garden & Pet Co.*(a)	24,198	395,395
Central Garden & Pet Co., Class A*	24,905	405,703
Inter Parfums, Inc.	7,253	224,118
Medifast, Inc.	3,943	119,039
WD-40 Co.	1,719	185,669
Total Household & Personal Products		1,329,924
Insurance—2.4%
American Equity Investment Life Holding Co.	42,552	714,874
AMERISAFE, Inc.	3,540	185,992
eHealth, Inc.*	8,119	76,237
Employers Holdings, Inc.	11,531	324,482
HCI Group, Inc.(a)	3,944	131,335
Horace Mann Educators Corp.	14,790	468,695
Infinity Property & Casualty Corp.	8,470	681,835
Navigators Group, Inc. (The)*	5,552	465,646
ProAssurance Corp.	6,634	335,680
RLI Corp.	5,313	355,227
Safety Insurance Group, Inc.	6,158	351,376
Selective Insurance Group, Inc.	26,752	979,391
Stewart Information Services Corp.	26,981	978,871
United Fire Group, Inc.	10,879	476,718
United Insurance Holdings Corp.	8,673	166,608
Universal Insurance Holdings, Inc.(a)	12,862	228,944
Total Insurance		6,921,911
Materials—8.6%
A. Schulman, Inc.	38,110	1,037,354
AK Steel Holding Corp.*(a)	751,048	3,101,828
American Vanguard Corp.*	7,908	124,788
Balchem Corp.	4,045	250,871
Boise Cascade Co.*	90,370	1,872,466
Calgon Carbon Corp.	15,859	222,343

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Century Aluminum Co.*(a)	111,135	$783,502
Chemours Co. (The)(a)	390,563	2,733,941
Clearwater Paper Corp.*	16,395	795,321
Deltic Timber Corp.(a)	1,506	90,586
Flotek Industries, Inc.*(a)	18,526	135,796
FutureFuel Corp.	10,135	119,492
H.B. Fuller Co.	22,530	956,398
Hawkins, Inc.	4,806	173,449
Haynes International, Inc.	5,915	215,897
Headwaters, Inc.*	21,634	429,219
Innophos Holdings, Inc.	12,195	376,947
Innospec, Inc.	10,036	435,161
Intrepid Potash, Inc.*	89,914	99,805
Kaiser Aluminum Corp.	7,515	635,318
KapStone Paper and Packaging Corp.	98,035	1,357,785
Koppers Holdings, Inc.*(a)	37,413	840,670
Kraton Performance Polymers, Inc.*	26,845	464,418
LSB Industries, Inc.*(a)	30,968	394,842
Materion Corp.	17,920	474,522
Myers Industries, Inc.	20,773	267,141
Neenah Paper, Inc.	6,957	442,883
Olympic Steel, Inc.(a)	35,137	608,221
PH Glatfelter Co.	37,220	771,571
Quaker Chemical Corp.	3,904	331,293
Rayonier Advanced Materials, Inc.	45,815	435,242
Schweitzer-Mauduit International, Inc.	11,149	350,971
Stepan Co.	14,561	805,078
Stillwater Mining Co.*(a)	32,632	347,531
SunCoke Energy, Inc.	90,641	589,166
TimkenSteel Corp.(a)	57,326	521,667
Tredegar Corp.	25,539	401,473
US Concrete, Inc.*	7,752	461,864
Total Materials		24,456,820
Media—1.0%
E.W. Scripps Co., (The), Class A(a)	17,461	272,217
Gannett Co., Inc.(a)	84,098	1,273,244
Harte-Hanks, Inc.	59,332	150,110
Scholastic Corp.(a)	18,105	676,584
Sizmek, Inc.*	24,167	70,084
World Wrestling Entertainment, Inc., Class A(a)	16,565	292,538
Total Media		2,734,777
Pharmaceuticals, Biotechnology & Life Sciences—1.2%
Acorda Therapeutics, Inc.*(a)	6,690	176,950
Affymetrix, Inc.*(a)	11,790	165,178
Albany Molecular Research, Inc.*(a)	11,750	179,658

Investments	Shares	Value
AMAG Pharmaceuticals, Inc.*(a)	7,694	$180,040
ANI Pharmaceuticals, Inc.*(a)	785	26,423
Cambrex Corp.*(a)	4,569	201,036
Depomed, Inc.*(a)	9,239	128,699
Emergent BioSolutions, Inc.*	6,706	243,763
Enanta Pharmaceuticals, Inc.*(a)	1,903	55,891
Impax Laboratories, Inc.*	10,464	335,057
Lannett Co., Inc.*(a)	8,407	150,738
Ligand Pharmaceuticals, Inc.*(a)	355	38,017
Luminex Corp.*	5,208	101,035
Medicines Co. (The)*(a)	4,739	150,558
MiMedx Group, Inc.*(a)	9,526	83,257
Momenta Pharmaceuticals, Inc.*	4,518	41,746
Nektar Therapeutics*(a)	7,761	106,714
Phibro Animal Health Corp., Class A	12,502	338,054
Prestige Brands Holdings, Inc.*(a)	6,511	347,622
Repligen Corp.*(a)	1,112	29,824
Sagent Pharmaceuticals, Inc.*	10,313	125,509
Spectrum Pharmaceuticals, Inc.*(a)	12,259	77,967
Supernus Pharmaceuticals, Inc.*(a)	3,862	58,896
Total Pharmaceuticals, Biotechnology & Life Sciences		3,342,632
Real Estate—1.7%
Acadia Realty Trust	2,910	102,228
Agree Realty Corp.	652	25,082
American Assets Trust, Inc.	2,991	119,401
Capstead Mortgage Corp.	5,334	52,753
CareTrust REIT, Inc.	2,495	31,687
Cedar Realty Trust, Inc.	9,154	66,183
Chesapeake Lodging Trust	9,662	255,657
CoreSite Realty Corp.	2,146	150,242
Cousins Properties, Inc.	17,042	176,896
DiamondRock Hospitality Co.	42,585	430,960
EastGroup Properties, Inc.	1,916	115,669
Education Realty Trust, Inc.	2,589	107,702
Forestar Group, Inc.*	10,022	130,687
Four Corners Property Trust, Inc.	513	9,208
Franklin Street Properties Corp.	10,642	112,912
Geo Group, Inc. (The)	26,084	904,332
Getty Realty Corp.	2,596	51,479
Government Properties Income Trust(a)	6,741	120,327
Kite Realty Group Trust	5,368	148,747
Lexington Realty Trust	22,117	190,206
LTC Properties, Inc.	1,356	61,345
Medical Properties Trust, Inc.	15,726	204,124
Parkway Properties, Inc.	14,117	221,072

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Pennsylvania Real Estate Investment Trust	9,167	$200,299
PS Business Parks, Inc.	1,910	191,974
RE/MAX Holdings, Inc., Class A	1,668	57,212
Retail Opportunity Investments Corp.	4,341	87,341
Sabra Health Care REIT, Inc.	4,608	92,575
Saul Centers, Inc.	1,676	88,862
Summit Hotel Properties, Inc.	17,133	205,082
Universal Health Realty Income Trust	691	38,869
Urstadt Biddle Properties, Inc., Class A	2,243	46,991
Total Real Estate		4,798,104
Retailing—14.3%
Asbury Automotive Group, Inc.*(a)	46,655	2,791,835
Barnes & Noble Education, Inc.*	78,667	770,937
Barnes & Noble, Inc.	176,525	2,181,849
Big 5 Sporting Goods Corp.	38,228	424,713
Blue Nile, Inc.	8,157	209,716
Buckle, Inc. (The)	15,046	509,608
Caleres, Inc.	38,587	1,091,626
Cato Corp., (The), Class A	11,804	455,044
Children's Place, Inc. (The)	10,849	905,566
Core-Mark Holding Co., Inc.	50,844	4,146,837
Express, Inc.*	48,438	1,037,058
Finish Line, Inc., (The), Class A	42,461	895,927
Five Below, Inc.*(a)	8,664	358,170
Francesca's Holdings Corp.*	9,329	178,744
Fred's, Inc., Class A(a)	60,508	902,174
FTD Cos., Inc.*(a)	22,068	579,285
Genesco, Inc.*	19,983	1,443,772
Group 1 Automotive, Inc.	78,101	4,583,748
Haverty Furniture Cos., Inc.	16,550	350,198
Hibbett Sports, Inc.*(a)	11,237	403,408
Kirkland's, Inc.	13,763	240,990
Lithia Motors, Inc., Class A	36,191	3,160,560
Lumber Liquidators Holdings, Inc.*(a)	36,712	481,661
MarineMax, Inc.*	18,441	359,046
Monro Muffler Brake, Inc.	5,882	420,386
Nutrisystem, Inc.	9,848	205,528
Outerwall, Inc.(a)	28,202	1,043,192
PetMed Express, Inc.(a)	5,752	103,018
Rent-A-Center, Inc.	100,499	1,592,909
Select Comfort Corp.*	30,840	597,988
Sonic Automotive, Inc., Class A	206,944	3,824,325
Stage Stores, Inc.(a)	81,931	660,364
Stein Mart, Inc.	74,757	547,969
Tailored Brands, Inc.(a)	88,772	1,589,019

Investments	Shares	Value
Tuesday Morning Corp.*	52,278	$427,634
Vitamin Shoppe, Inc.*(a)	17,731	548,952
VOXX International Corp.*	65,306	291,918
Zumiez, Inc.*(a)	18,850	375,492
Total Retailing		40,691,166
Semiconductors & Semiconductor Equipment—1.3%
Advanced Energy Industries, Inc.*	6,938	241,373
Brooks Automation, Inc.	24,148	251,139
Cabot Microelectronics Corp.	4,334	177,304
CEVA, Inc.*	999	22,477
Cirrus Logic, Inc.*	14,877	541,672
Cohu, Inc.	10,078	119,727
Diodes, Inc.*	19,117	384,252
DSP Group, Inc.*	7,090	64,661
Exar Corp.*	12,006	69,034
Kopin Corp.*	7,690	12,765
Kulicke & Soffa Industries, Inc.*	23,287	263,609
MKS Instruments, Inc.	10,339	389,263
Monolithic Power Systems, Inc.	2,473	157,382
Nanometrics, Inc.*	5,588	88,514
Power Integrations, Inc.	3,092	153,549
Rambus, Inc.*	9,785	134,544
Rudolph Technologies, Inc.*(a)	7,297	99,677
Semtech Corp.*	10,535	231,665
Tessera Technologies, Inc.	3,970	123,070
Ultratech, Inc.*	3,435	75,020
Veeco Instruments, Inc.*	11,094	216,111
Total Semiconductors & Semiconductor Equipment		3,816,808
Software & Services—3.9%
Blackbaud, Inc.	4,831	303,822
Blucora, Inc.*	29,478	152,106
Bottomline Technologies (de), Inc.*(a)	4,995	152,297
CACI International, Inc., Class A*	14,554	1,552,912
Cardtronics, Inc.*(a)	14,960	538,410
Ciber, Inc.*	175,054	369,364
CSG Systems International, Inc.	8,754	395,331
DHI Group, Inc.*	14,536	117,305
Ebix, Inc.	2,938	119,841
EPIQ Systems, Inc.	15,623	234,657
Exlservice Holdings, Inc.*	5,788	299,818
Forrester Research, Inc.	4,380	147,212
Heartland Payment Systems, Inc.	12,610	1,217,748
Interactive Intelligence Group, Inc.*	5,024	182,974
Liquidity Services, Inc.*	28,390	147,060
LivePerson, Inc.*(a)	18,941	110,805

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
LogMeIn, Inc.*	2,289	$115,503
ManTech International Corp., Class A	22,525	720,575
MicroStrategy, Inc., Class A*	1,487	267,244
Monotype Imaging Holdings, Inc.	3,650	87,308
Monster Worldwide, Inc.*(a)	92,735	302,316
NIC, Inc.	7,288	131,403
Perficient, Inc.*	10,207	221,696
Progress Software Corp.*	6,498	156,732
Qualys, Inc.*	2,773	70,185
QuinStreet, Inc.*	39,029	133,479
Rovi Corp.*	11,005	225,713
Stamps.com, Inc.*	790	83,961
Sykes Enterprises, Inc.*	19,262	581,327
Synchronoss Technologies, Inc.*(a)	8,646	279,612
Take-Two Interactive Software, Inc.*(a)	16,334	615,302
Tangoe, Inc.*(a)	12,880	101,623
TeleTech Holdings, Inc.	20,152	559,419
VASCO Data Security International, Inc.*	6,995	107,723
Virtusa Corp.*	6,914	258,998
XO Group, Inc.*	3,711	59,562
Total Software & Services		11,121,343
Technology Hardware & Equipment—8.8%
ADTRAN, Inc.(a)	13,625	275,497
Agilysys, Inc.*(a)	4,623	47,201
Anixter International, Inc.*	53,667	2,796,587
Badger Meter, Inc.(a)	2,442	162,417
Bel Fuse, Inc., Class B	16,716	244,054
Benchmark Electronics, Inc.*	49,916	1,150,564
Black Box Corp.	29,837	401,904
CalAmp Corp.*	6,660	119,414
Checkpoint Systems, Inc.*	24,933	252,322
Coherent, Inc.*	4,055	372,654
Comtech Telecommunications Corp.	5,598	130,825
Cray, Inc.*(a)	7,561	316,882
CTS Corp.	10,997	173,093
Daktronics, Inc.	33,608	265,503
Digi International, Inc.*	10,837	102,193
DTS, Inc.*	2,483	54,080
Electro Scientific Industries, Inc.*	10,994	78,607
Electronics For Imaging, Inc.*(a)	9,114	386,342
ePlus, Inc.*	6,377	513,412
Fabrinet*	13,182	426,438
FARO Technologies, Inc.*(a)	4,212	135,669
Harmonic, Inc.*(a)	53,274	174,206
II-VI, Inc.*	15,683	340,478

Investments	Shares	Value
Insight Enterprises, Inc.*	86,099	$2,465,875
Itron, Inc.*	19,307	805,488
Ixia*	19,582	243,992
Littelfuse, Inc.	3,156	388,535
Lumentum Holdings, Inc.*	14,649	395,084
Mercury Systems, Inc.*	6,164	125,129
Methode Electronics, Inc.	13,028	380,939
MTS Systems Corp.	4,232	257,517
NETGEAR, Inc.*	14,159	571,599
Newport Corp.*	11,639	267,697
OSI Systems, Inc.*(a)	6,159	403,353
Park Electrochemical Corp.	3,798	60,806
Plexus Corp.*	30,542	1,207,020
QLogic Corp.*	15,734	211,465
Rofin-Sinar Technologies, Inc.*	9,486	305,639
Rogers Corp.*	4,646	278,156
Ruckus Wireless, Inc.*(a)	16,626	163,101
Sanmina Corp.*	123,343	2,883,759
ScanSource, Inc.*	39,333	1,588,267
Super Micro Computer, Inc.*	29,924	1,019,810
TTM Technologies, Inc.*	136,249	906,056
ViaSat, Inc.*(a)	8,286	608,855
Viavi Solutions, Inc.*	98,162	673,391
Total Technology Hardware & Equipment		25,131,875
Telecommunication Services—0.7%
8x8, Inc.*	8,129	81,778
Atlantic Tele-Network, Inc.	2,160	163,793
Cincinnati Bell, Inc.*(a)	138,347	535,403
Cogent Communications Holdings, Inc.(a)	4,736	184,846
Consolidated Communications Holdings, Inc.	14,257	367,260
General Communication, Inc., Class A*	23,283	426,545
Iridium Communications, Inc.*(a)	24,658	194,058
Lumos Networks Corp.*	7,025	90,201
Spok Holdings, Inc.	4,694	82,192
Total Telecommunication Services		2,126,076
Transportation—4.1%
Allegiant Travel Co.	3,323	591,693
ArcBest Corp.	51,757	1,117,434
Atlas Air Worldwide Holdings, Inc.*	19,448	822,067
Celadon Group, Inc.	44,775	469,242
Echo Global Logistics, Inc.*	25,328	687,909
Forward Air Corp.	9,886	448,034
Hawaiian Holdings, Inc.*	22,401	1,057,103
Heartland Express, Inc.(a)	17,216	319,357
Hub Group, Inc., Class A*(a)	41,008	1,672,716

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER SMALL CAP REVENUE ETF
(FORMERLY REVENUESHARES SMALL CAP FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Knight Transportation, Inc.(a)	19,846	$518,973
Marten Transport Ltd.	16,041	300,288
Matson, Inc.	21,720	872,492
Roadrunner Transportation Systems, Inc.*	71,429	890,005
Saia, Inc.*	19,514	549,319
SkyWest, Inc.	68,575	1,370,814
Total Transportation		11,687,446
Utilities—2.1%
ALLETE, Inc.	11,640	652,655
American States Water Co.(a)	4,856	191,132
Avista Corp.	16,483	672,177
California Water Service Group(a)	9,753	260,600
El Paso Electric Co.	8,657	397,183
Laclede Group, Inc. (The)	11,534	781,428
Northwest Natural Gas Co.(a)	6,153	331,339
NorthWestern Corp.	8,821	544,697
Piedmont Natural Gas Co., Inc.	10,032	600,215
South Jersey Industries, Inc.	15,619	444,360
Southwest Gas Corp.(a)	16,902	1,112,997
Total Utilities		5,988,783
Total Common Stocks
(Cost $279,773,171)		284,700,012

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—9.8%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (b) (Cost $27,925,811)	27,925,811	27,925,811
Total Investments—109.7% (Cost $307,698,982)		312,625,823
Liabilities in Excess of Other Assets—(9.7)%		(27,557,752)
Net Assets—100.0%		$285,068,071

REIT	-	Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $49,479,878; total market value of the collateral held by the fund was $50,691,603. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $22,765,792.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
(FORMERLY REVENUESHARES FINANCIALS SECTOR FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Banks—28.8%
Bank of America Corp.	84,798	$1,146,469
BB&T Corp.(a)	3,943	131,184
Citigroup, Inc.	23,752	991,646
Citizens Financial Group, Inc.	3,149	65,971
Comerica, Inc.(a)	1,017	38,514
Fifth Third Bancorp	5,197	86,738
Huntington Bancshares, Inc.(a)	4,353	41,528
JPMorgan Chase & Co.	22,368	1,324,633
KeyCorp	5,344	58,998
M&T Bank Corp.	611	67,821
People's United Financial, Inc.(a)	1,118	17,810
PNC Financial Services Group, Inc. (The)	2,565	216,922
Regions Financial Corp.	9,081	71,286
SunTrust Banks, Inc.(a)	3,143	113,399
U.S. Bancorp	6,779	275,160
Wells Fargo & Co.	24,746	1,196,716
Zions Bancorporation(a)	1,217	29,463
Total Banks		5,874,258
Capital Markets—11.1%
Affiliated Managers Group, Inc.*	266	43,198
Ameriprise Financial, Inc.	1,946	182,943
Bank of New York Mellon Corp. (The)	5,895	217,113
BlackRock, Inc.	499	169,944
Charles Schwab Corp. (The)	3,295	92,326
E*TRADE Financial Corp.*	1,067	26,131
Franklin Resources, Inc.	2,969	115,939
Goldman Sachs Group, Inc. (The)	3,242	508,929
Invesco Ltd.	2,519	77,510
Legg Mason, Inc.	1,220	42,310
Morgan Stanley	19,938	498,649
Northern Trust Corp.	1,068	69,602
State Street Corp.	2,637	154,317
T. Rowe Price Group, Inc.	858	63,029
Total Capital Markets		2,261,940
Consumer Finance—4.9%
American Express Co.	7,664	470,570
Capital One Financial Corp.	3,936	272,804
Discover Financial Services	2,172	110,598
Navient Corp.	2,961	35,443
Synchrony Financial*	3,491	100,052
Total Consumer Finance		989,467

Investments	Shares	Value
Diversified Financial Services—16.9%
Berkshire Hathaway, Inc., Class B*	21,084	$2,991,398
CME Group, Inc.	497	47,737
Intercontinental Exchange, Inc.	203	47,734
Leucadia National Corp.(a)	11,181	180,797
McGraw Hill Financial, Inc.(a)	807	79,877
Moody's Corp.	556	53,687
Nasdaq, Inc.	759	50,382
Total Diversified Financial Services		3,451,612
Insurance—31.9%
Aflac, Inc.(a)	4,975	314,121
Allstate Corp. (The)	8,075	544,013
American International Group, Inc.	16,303	881,177
Aon PLC	1,722	179,863
Assurant, Inc.	1,973	152,217
Chubb Ltd.	2,347	279,645
Cincinnati Financial Corp.	1,157	75,622
Hartford Financial Services Group, Inc. (The)	6,075	279,936
Lincoln National Corp.	4,972	194,902
Loews Corp.	5,278	201,936
Marsh & McLennan Cos., Inc.	3,256	197,932
MetLife, Inc.	23,258	1,021,957
Principal Financial Group, Inc.	4,378	172,712
Progressive Corp. (The)	9,305	326,978
Prudential Financial, Inc.	11,749	848,513
Torchmark Corp.	1,042	56,435
Travelers Cos., Inc. (The)(a)	3,495	407,901
Unum Group(a)	5,016	155,095
Willis Towers Watson PLC	467	55,414
XL Group PLC	3,955	145,544
Total Insurance		6,491,913
Real Estate Investment Trusts—5.2%
American Tower Corp.	698	71,454
Apartment Investment & Management Co., Class A	330	13,801
AvalonBay Communities, Inc.	166	31,573
Boston Properties, Inc.	310	39,395
Crown Castle International Corp.	618	53,457
Equinix, Inc.	140	46,299
Equity Residential	536	40,216
Essex Property Trust, Inc.	81	18,943
Extra Space Storage, Inc.	172	16,075
Federal Realty Investment Trust(a)	86	13,420
General Growth Properties, Inc.	1,296	38,530
HCP, Inc.	1,151	37,500

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER FINANCIALS SECTOR REVENUE ETF
(FORMERLY REVENUESHARES FINANCIALS SECTOR FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Host Hotels & Resorts, Inc.	4,825	$80,578
Iron Mountain, Inc.(a)	1,417	48,050
Kimco Realty Corp.	616	17,729
Macerich Co. (The)	258	20,444
Prologis, Inc.	793	35,035
Public Storage	151	41,650
Realty Income Corp.	255	15,940
Simon Property Group, Inc.	380	78,922
SL Green Realty Corp.	273	26,448
UDR, Inc.	401	15,451
Ventas, Inc.	815	51,312
Vornado Realty Trust	397	37,489
Welltower, Inc.	830	57,552
Weyerhaeuser Co.	3,597	111,435
Total Real Estate Investment Trusts		1,058,698
Real Estate Management & Development—0.8%
CBRE Group, Inc., Class A*	5,734	165,254

Total Common Stocks
(Cost $19,240,341)		20,293,142

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.1%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (b) (Cost $17,136)	17,136	17,136
Total Investments—99.7% (Cost $19,257,477)		20,310,278
Other Assets in Excess of Liabilities—0.3%		60,506
Net Assets—100.0%		$20,370,784

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $1,555,578; total market value of the collateral held by the fund was $1,598,174. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,581,038.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUESHARES ADR FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—98.0%
Automobiles & Components—8.1%
Honda Motor Co. Ltd.(a)	14,105	$385,631
Magna International, Inc.	2,476	106,369
Toyota Motor Corp.(a)(b)	6,947	738,605
Total Automobiles & Components		1,230,605
Banks—9.3%
Banco Bilbao Vizcaya Argentaria SA(a)(b)	8,488	55,342
Banco Bradesco SA(a)	6,586	49,066
Banco de Chile(a)	108	6,961
Banco Santander Chile(a)	329	6,366
Banco Santander SA(a)	25,434	110,892
Bancolombia SA(a)	286	9,775
Bank of Montreal	821	49,826
Bank of Nova Scotia (The)(b)	1,184	57,850
Barclays PLC(a)	11,179	96,363
Canadian Imperial Bank of Commerce(b)	459	34,292
Credicorp Ltd.	97	12,708
HSBC Holdings PLC(a)	5,483	170,631
ING Groep NV(a)	4,020	47,959
KB Financial Group, Inc.(a)	578	15,947
Lloyds Banking Group PLC(a)(b)	19,486	76,970
Mitsubishi UFJ Financial Group, Inc.(a)(b)	26,693	122,521
Mizuho Financial Group, Inc.(a)(b)	22,762	66,920
Royal Bank of Canada	1,552	89,333
Royal Bank of Scotland Group PLC*(a)	10,075	64,278
Shinhan Financial Group Co. Ltd.(a)	638	22,464
Sumitomo Mitsui Financial Group, Inc.(a)	18,023	108,318
Toronto-Dominion Bank (The)(b)	1,804	77,807
Westpac Banking Corp.(a)(b)	1,961	45,613
Total Banks		1,398,202
Capital Goods—1.7%
ABB Ltd.*(a)	6,090	118,268
Embraer SA(a)	722	19,032
Koninklijke Philips NV	3,172	90,560
Nidec Corp.(a)(b)	1,719	29,481
Total Capital Goods		257,341
Consumer Durables & Apparel—1.8%
Gildan Activewear, Inc.	239	7,292
Luxottica Group S.p.A.(a)	556	30,580
Sony Corp.(a)	8,875	228,265
Total Consumer Durables & Apparel		266,137
Consumer Services—0.5%
Carnival PLC(a)	1,017	55,213
InterContinental Hotels Group PLC(a)	145	5,984

Investments	Shares	Value
Restaurant Brands International, Inc.	329	$12,775
Total Consumer Services		73,972
Diversified Financials—2.4%
Credit Suisse Group AG*(a)(b)	4,884	69,011
Deutsche Bank AG(b)	5,551	94,034
Nomura Holdings, Inc.(a)	8,722	38,726
ORIX Corp.(a)	887	63,323
UBS Group AG	5,961	95,495
Total Diversified Financials		360,589
Energy—33.0%
BP PLC(a)	23,421	706,846
Cameco Corp.	539	6,921
Canadian Natural Resources Ltd.	1,112	30,024
Cenovus Energy, Inc.(b)	2,445	31,785
China Petroleum & Chemical Corp.(a)(b)	16,138	1,051,391
CNOOC Ltd.(a)	766	89,668
Crescent Point Energy Corp.	418	5,785
Ecopetrol SA(a)(b)	6,866	59,116
Enbridge, Inc.	2,138	83,190
Encana Corp.	2,526	15,383
Eni S.p.A.(a)	9,257	279,747
Imperial Oil Ltd.	1,841	61,489
Pembina Pipeline Corp.	436	11,763
PetroChina Co. Ltd.(a)(b)	12,418	823,313
Petroleo Brasileiro SA*(a)(b)	26,187	152,932
Royal Dutch Shell PLC, Class A(a)	7,778	376,844
Royal Dutch Shell PLC, Class B(a)(b)	7,697	378,615
Statoil ASA(a)(b)	11,617	180,760
Suncor Energy, Inc.	2,742	76,255
Tenaris SA(a)	942	23,324
Total SA(a)(b)	9,656	438,576
TransCanada Corp.(b)	764	30,033
Ultrapar Participacoes SA(a)(b)	3,713	71,587
Total Energy		4,985,347
Food & Staples Retailing—0.9%
Cencosud SA(a)(b)	7,336	56,341
Delhaize Group(a)(b)	3,289	85,415
Total Food & Staples Retailing		141,756
Food, Beverage & Tobacco—2.6%
Ambev SA(a)	8,426	43,647
Anheuser-Busch InBev NV(a)	1,187	147,971
BRF SA(a)	1,989	28,284
British American Tobacco PLC(a)	571	66,756
Diageo PLC(a)	461	49,728
Fomento Economico Mexicano SAB de CV(a)	669	64,431

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUESHARES ADR FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Total Food, Beverage & Tobacco		$400,817
Health Care Equipment & Services—0.5%
Fresenius Medical Care AG & Co. KGaA(a)(b)	1,299	57,260
Smith & Nephew PLC(a)	420	13,994
Total Health Care Equipment & Services		71,254
Household & Personal Products—1.2%
Unilever NV	2,129	95,123
Unilever PLC(a)	2,082	94,065
Total Household & Personal Products		189,188
Insurance—5.5%
Aegon NV	19,880	109,340
Aviva PLC(a)(b)	7,650	99,909
China Life Insurance Co. Ltd.(a)(b)	22,209	272,949
Manulife Financial Corp.(b)	5,709	80,668
Prudential PLC(a)	5,764	214,421
Sun Life Financial, Inc.	1,493	48,179
Total Insurance		825,466
Materials—8.3%
Agnico Eagle Mines Ltd.	148	5,352
Agrium, Inc.	556	49,089
ArcelorMittal(b)	85,568	391,902
Barrick Gold Corp.	2,074	28,165
BHP Billiton Ltd.(a)	2,319	60,062
BHP Billiton PLC(a)	2,651	60,257
Cemex SAB de CV*(a)	7,564	55,066
CRH PLC(a)	2,985	84,117
Eldorado Gold Corp.	830	2,623
Franco-Nevada Corp.(b)	75	4,604
Gerdau SA(a)	28,535	50,792
Goldcorp, Inc.	819	13,292
James Hardie Industries PLC(a)(b)	343	4,675
Kinross Gold Corp.*(b)	3,315	11,271
POSCO(a)	3,520	166,602
Potash Corp. of Saskatchewan, Inc.	989	16,833
Randgold Resources Ltd.(a)	19	1,725
Rio Tinto PLC(a)(b)	3,834	108,387
Silver Wheaton Corp.(b)	49	812
Sociedad Quimica y Minera de Chile SA(a)	275	5,651
Southern Copper Corp.(b)	536	14,853
Syngenta AG(a)(b)	564	46,711
Teck Resources Ltd., Class B(b)	2,713	20,646
Vale SA(a)(b)	10,097	42,508
Yamana Gold, Inc.	1,880	5,715
Total Materials		1,251,710

Investments	Shares	Value
Media—1.1%
Grupo Televisa SAB(a)	592	$16,256
Pearson PLC(a)	1,917	24,039
Shaw Communications, Inc., Class B	750	14,483
Thomson Reuters Corp.(b)	1,031	41,735
WPP PLC(a)(b)	560	65,201
Total Media		161,714
Pharmaceuticals, Biotechnology & Life Sciences—3.7%
AstraZeneca PLC(a)(b)	2,677	75,384
GlaxoSmithKline PLC(a)	2,871	116,419
Novartis AG(a)	2,168	157,050
Novo Nordisk A/S(a)	907	49,150
QIAGEN NV*	145	3,239
Sanofi(a)	3,128	125,621
Shire PLC(a)(b)	120	20,628
Valeant Pharmaceuticals International, Inc.*	442	11,625
Total Pharmaceuticals, Biotechnology & Life Sciences		559,116
Real Estate—0.5%
Brookfield Asset Management, Inc., Class A	2,109	73,372

Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings PLC(a)	86	3,757
ASML Holding NV	212	21,283
STMicroelectronics NV(b)	3,689	20,585
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	3,332	87,298
Total Semiconductors & Semiconductor Equipment		132,923
Software & Services—0.7%
CGI Group, Inc., Class A*(b)	574	27,426
SAP SE(a)(b)	932	74,951
Total Software & Services		102,377
Technology Hardware & Equipment—1.9%
BlackBerry Ltd.*	938	7,588
Canon, Inc.(a)	3,377	100,702
Kyocera Corp.(a)(b)	882	38,949
Nokia OYJ(a)	8,181	48,350
Telefonaktiebolaget LM Ericsson(a)	9,928	99,578
Total Technology Hardware & Equipment		295,167
Telecommunication Services—11.6%
America Movil SAB de CV, Class L(a)(b)	11,601	180,164
BCE, Inc.(b)	1,210	55,103
BT Group PLC(a)(b)	2,635	84,531
China Mobile Ltd.(a)(b)	6,321	350,499
Chunghwa Telecom Co. Ltd.(a)(b)	708	23,902
Nippon Telegraph & Telephone Corp.(a)	7,040	304,410

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER ADR REVENUE ETF
(FORMERLY REVENUESHARES ADR FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
NTT DOCOMO, Inc.(a)	5,130	$116,810
Orange SA(a)	7,734	134,417
Rogers Communications, Inc., Class B	869	34,777
Telecom Italia S.p.A.*(a)	3,030	32,694
Telecom Italia S.p.A. Class A(a)(b)	3,769	33,243
Telefonica SA(a)	14,878	165,592
TELUS Corp.	948	30,838
Vodafone Group PLC(a)	6,641	212,844
Total Telecommunication Services		1,759,824
Transportation—0.7%
Canadian National Railway Co.	482	30,106
Canadian Pacific Railway Ltd.	128	16,984
Latam Airlines Group SA*(a)	4,978	34,846
Ryanair Holdings PLC(a)	253	21,713
Total Transportation		103,649
Utilities—1.1%
Cia Energetica de Minas Gerais(a)	8,902	20,118
CPFL Energia SA*(a)(b)	1,795	19,548
Empresa Nacional de Electricidad SA(a)	359	14,938
Enersis Americas SA(a)	2,878	40,004
National Grid PLC(a)	1,057	75,491
Total Utilities		170,099
Total Common Stocks
(Cost $17,939,125)		14,810,625
PREFERRED STOCKS—1.7%
Banks—0.4%
Itau Unibanco Holding SA(a)	7,243	62,218
Energy—1.0%
Petroleo Brasileiro SA*(a)	32,542	147,415
Materials—0.3%
Vale SA(a)	13,961	43,558
Total Preferred Stocks
(Cost $292,590)		253,191

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—30.4%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (c) (Cost $4,596,687)	4,596,687	4,596,687
Total Investments—130.1% (Cost $22,828,402)		19,660,503
Liabilities in Excess of Other Assets—(30.1)%		(4,555,162)
Net Assets—100.0%		$15,105,341

Country	Value	% of Net Assets
Australia	$165,932	1.1%
Belgium	233,386	1.5
Brazil	750,705	5.0
Canada	1,366,098	9.0
Chile	165,107	1.1
China	2,587,820	17.1
Colombia	68,891	0.5
Denmark	49,150	0.3
Finland	48,350	0.3
France	698,614	4.6
Germany	226,245	1.5
Ireland	131,133	0.9
Italy	376,264	2.5
Japan	2,342,661	15.5
Jersey Islands	1,725	0.0 †
Luxembourg	415,226	2.7
Mexico	315,917	2.1
Netherlands	1,024,601	6.8
Norway	180,760	1.2
Peru	27,561	0.2
South Korea	205,013	1.4
Spain	331,826	2.2
Sweden	99,578	0.7
Switzerland	507,120	3.4
Taiwan	111,200	0.7
United Kingdom	2,521,121	16.7
United States	4,708,499	31.1
Total Investments	19,660,503	130.1
Liabilities in Excess of Other Assets	(4,555,162)	(30.1)
Net Assets	$15,105,341	100.0%

PLC	-	Public Limited Company

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $4,498,928; total market value of the collateral held by the fund was $4,656,846. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $60,159.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
(FORMERLY REVENUESHARES NAVELLIER OVERALL A-100 FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Banks—2.9%
Anchor Bancorp Wisconsin, Inc.*	348	$15,681
Banc of California, Inc.(a)	1,169	20,457
BNC Bancorp	762	16,093
CenterState Banks, Inc.	1,067	15,888
Eagle Bancorp, Inc.*	348	16,704
Enterprise Financial Services Corp.	568	15,359
Home BancShares, Inc.	441	18,059
Monarch Financial Holdings, Inc.(a)	979	16,261
Pacific Premier Bancorp, Inc.*	723	15,451
QCR Holdings, Inc.(a)	640	15,264
Walker & Dunlop, Inc.*	789	19,149
WSFS Financial Corp.	533	17,333
Total Banks		201,699
Capital Goods—4.1%
Acuity Brands, Inc.(a)	179	39,047
BWX Technologies, Inc.	823	27,620
Comfort Systems USA, Inc.	983	31,230
Gibraltar Industries, Inc.*	910	26,026
Granite Construction, Inc.	818	39,100
John Bean Technologies Corp.	447	25,215
NV5 Global, Inc.*(a)	617	16,554
Toro Co. (The)	430	37,032
Universal Forest Products, Inc.	533	45,742
Total Capital Goods		287,566
Commercial & Professional Services—1.0%
Nielsen Holdings PLC	1,348	70,986

Consumer Durables & Apparel—7.1%
Hasbro, Inc.	685	54,868
LGI Homes, Inc.*(a)	922	22,322
NIKE, Inc., Class B	4,740	291,368
NVR, Inc.*	37	64,099
Smith & Wesson Holding Corp.*	708	18,847
Sturm Ruger & Co., Inc.(a)	254	17,369
Vista Outdoor, Inc.*	641	33,274
Total Consumer Durables & Apparel		502,147
Consumer Services—5.2%
China Lodging Group Ltd.(b)	667	25,486
Churchill Downs, Inc.	174	25,731
Eldorado Resorts, Inc.*	1,872	21,416
McDonald's Corp.	1,955	245,704
New Oriental Education & Technology Group, Inc.(b)	789	27,292
TAL Education Group*(a)(b)	372	18,481

Investments	Shares	Value
Total Consumer Services		$364,110
Diversified Financials—1.6%
A-Mark Precious Metals, Inc.	3,475	69,152
MarketAxess Holdings, Inc.	136	16,977
MSCI, Inc.	345	25,558
Total Diversified Financials		111,687
Food & Staples Retailing—6.4%
Sysco Corp.	9,702	453,374

Food, Beverage & Tobacco—11.1%
Cal-Maine Foods, Inc.(a)	617	32,028
Campbell Soup Co.	1,325	84,522
Coca-Cola Bottling Co. Consolidated(a)	201	32,112
Constellation Brands, Inc., Class A(a)	492	74,336
Hormel Foods Corp.	2,211	95,604
Ingredion, Inc.	633	67,598
John B. Sanfilippo & Son, Inc.	333	23,007
Tyson Foods, Inc., Class A	5,522	368,096
Total Food, Beverage & Tobacco		777,303
Health Care Equipment & Services—3.5%
AMN Healthcare Services, Inc.*(a)	866	29,106
Cantel Medical Corp.(a)	279	19,909
Edwards Lifesciences Corp.*	415	36,607
Masimo Corp.*	520	21,757
Owens & Minor, Inc.(a)	2,580	104,284
Teleflex, Inc.	201	31,559
Total Health Care Equipment & Services		243,222
Household & Personal Products—1.2%
Clorox Co. (The)	509	64,165
Natural Health Trends Corp.(a)	533	17,669
Total Household & Personal Products		81,834
Insurance—3.9%
AMERISAFE, Inc.	342	17,969
Everest Re Group Ltd.	343	67,718
Markel Corp.*	70	62,410
Old Republic International Corp.	3,629	66,338
Selective Insurance Group, Inc.	949	34,743
United Fire Group, Inc.	551	24,145
Total Insurance		273,323
Materials—2.0%
Braskem SA(a)(b)	8,727	112,666
Stepan Co.	562	31,073
Total Materials		143,739
Pharmaceuticals, Biotechnology & Life Sciences—0.7%
Bruker Corp.	1,034	28,952

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER NAVELLIER OVERALL A-100 REVENUE ETF
(FORMERLY REVENUESHARES NAVELLIER OVERALL A-100 FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Prestige Brands Holdings, Inc.*(a)	409	$21,837
Total Pharmaceuticals, Biotechnology & Life Sciences		50,789
Real Estate—0.8%
CoreSite Realty Corp.	262	18,342
CubeSmart	566	18,848
Equity Lifestyle Properties, Inc.	293	21,310
Total Real Estate		58,500
Retailing—2.8%
Ctrip.com International Ltd.*(a)(b)	681	30,141
LKQ Corp.*	2,550	81,421
O'Reilly Automotive, Inc.*	319	87,298
Total Retailing		198,860
Semiconductors & Semiconductor Equipment—0.9%
NVIDIA Corp.(a)	1,843	65,666

Software & Services—16.2%
Alphabet, Inc., Class A*	642	489,782
Blackbaud, Inc.	324	20,376
Cadence Design Systems, Inc.*	1,270	29,947
Citrix Systems, Inc.*	562	44,162
CSG Systems International, Inc.(a)	518	23,393
Ellie Mae, Inc.*(a)	196	17,765
Exlservice Holdings, Inc.*	406	21,031
Facebook, Inc., Class A*	1,573	179,479
Fiserv, Inc.*	604	61,958
Globant SA*(a)	535	16,510
Heartland Payment Systems, Inc.	412	39,787
Jack Henry & Associates, Inc.	313	26,470
NetEase, Inc.(b)	298	42,787
Qihoo 360 Technology Co. Ltd.*(a)(b)	381	28,785
Sabre Corp.	1,465	42,368
Sapiens International Corp NV	1,390	16,652
Stamps.com, Inc.*	141	14,985
WebMD Health Corp.*	333	20,856
Total Software & Services		1,137,093
Technology Hardware & Equipment—0.7%
Fabrinet*	792	25,621
Orbotech Ltd.*	904	21,497
Total Technology Hardware & Equipment		47,118
Telecommunication Services—19.2%
AT&T, Inc.	12,590	493,150
General Communication, Inc., Class A*	1,292	23,669
Nippon Telegraph & Telephone Corp.(b)	11,150	482,126
NTT DOCOMO, Inc.(b)	14,541	331,099
Shenandoah Telecommunications Co.	689	18,431

Investments	Shares	Value
Total Telecommunication Services		$1,348,475
Transportation—1.5%
Hawaiian Holdings, Inc.*	735	34,685
Ryanair Holdings PLC(b)	830	71,230
Total Transportation		105,915
Utilities—6.8%
Korea Electric Power Corp.(b)	18,445	474,959

Total Common Stocks
(Cost $6,829,763)		6,998,365

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—6.2%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (c) (Cost $435,183)	435,183	435,183
Total Investments—105.8% (Cost $7,264,946)		7,433,548
Liabilities in Excess of Other Assets—(5.8)%		(404,284)
Net Assets—100.0%		$7,029,264

PLC	-	Public Limited Company

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $710,449; total market value of the collateral held by the fund was $730,817. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $295,634.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
(FORMERLY REVENUESHARES ULTRA DIVIDEND FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—99.6%
Banks—0.9%
New York Community Bancorp, Inc.	7,361	$117,040
PacWest Bancorp	4,333	160,971
People's United Financial, Inc.(a)	14,474	230,571
Valley National Bancorp	11,524	109,939
Total Banks		618,521
Capital Goods—5.2%
PACCAR, Inc.	65,619	3,588,703

Commercial & Professional Services—3.0%
R.R. Donnelley & Sons Co.	128,220	2,102,808

Consumer Durables & Apparel—2.9%
Garmin Ltd.	13,094	523,236
Mattel, Inc.	31,828	1,070,058
Tupperware Brands Corp.(a)	7,595	440,358
Total Consumer Durables & Apparel		2,033,652
Diversified Financials—1.9%
CME Group, Inc.	6,486	622,980
Navient Corp.	37,161	444,817
Waddell & Reed Financial, Inc., Class A(a)	10,820	254,703
Total Diversified Financials		1,322,500
Energy—25.1%
Chevron Corp.	36,584	3,490,114
ConocoPhillips	85,394	3,438,816
Helmerich & Payne, Inc.(a)	7,567	444,334
Kinder Morgan, Inc.	142,647	2,547,675
Murphy Oil Corp.(a)	21,679	546,094
National Oilwell Varco, Inc.	81,504	2,534,774
Noble Corp. PLC(a)	53,946	558,341
ONEOK, Inc.	50,571	1,510,050
Spectra Energy Corp.	31,823	973,784
Williams Cos., Inc. (The)	84,778	1,362,383
Total Energy		17,406,365
Food, Beverage & Tobacco—5.1%
Philip Morris International, Inc.	35,862	3,518,421

Insurance—2.4%
Mercury General Corp.	10,238	568,209
Old Republic International Corp.	58,388	1,067,333
Total Insurance		1,635,542
Materials—1.1%
Greif, Inc., Class A	22,734	744,538

Investments	Shares	Value
Media—0.8%
Time, Inc.	38,034	$587,245

Real Estate—8.7%
Communications Sales & Leasing, Inc.	6,103	135,792
Corporate Office Properties Trust	4,550	119,392
Corrections Corp. of America	10,814	346,589
HCP, Inc.	14,363	467,946
Hospitality Properties Trust	13,882	368,706
Host Hotels & Resorts, Inc.	60,038	1,002,634
Iron Mountain, Inc.(a)	17,448	591,662
Lamar Advertising Co., Class A	4,198	258,177
LaSalle Hotel Properties	8,941	226,297
Liberty Property Trust	4,763	159,370
National Retail Properties, Inc.(a)	2,009	92,816
Omega Healthcare Investors, Inc.	4,082	144,095
Potlatch Corp.	3,491	109,966
Rayonier, Inc.	4,354	107,457
Realty Income Corp.	3,167	197,969
Senior Housing Properties Trust	11,031	197,344
Ventas, Inc.	10,131	637,848
Welltower, Inc.	10,462	725,435
WP GLIMCHER, Inc.	18,351	174,151
Total Real Estate		6,063,646
Retailing—0.5%
Guess?, Inc.	18,474	346,757

Technology Hardware & Equipment—4.2%
Lexmark International, Inc., Class A	19,624	656,030
Seagate Technology PLC(a)	65,663	2,262,091
Total Technology Hardware & Equipment		2,918,121
Telecommunication Services—16.5%
AT&T, Inc.	90,202	3,533,212
CenturyLink, Inc.	103,576	3,310,289
Frontier Communications Corp.(a)	190,033	1,062,284
Verizon Communications, Inc.	65,871	3,562,304
Total Telecommunication Services		11,468,089
Utilities—21.3%
CenterPoint Energy, Inc.	67,165	1,405,092
Duke Energy Corp.(a)	44,497	3,590,018
Entergy Corp.	27,967	2,217,224
FirstEnergy Corp.	75,469	2,714,620
PPL Corp.	38,685	1,472,738
Southern Co. (The)	64,776	3,350,862
Total Utilities		14,750,554

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER ULTRA DIVIDEND REVENUE ETF
(FORMERLY REVENUESHARES ULTRA DIVIDEND FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Total Common Stocks
(Cost $63,430,873)		$69,105,462

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—4.2%
Dreyfus Institutional Preferred Money Market Fund-Institutional Shares, 0.33% (b) (Cost $2,918,773)	2,918,773	2,918,773
Total Investments—103.8% (Cost $66,349,646)		72,024,235
Liabilities in Excess of Other Assets—(3.8)%		(2,610,668)
Net Assets—100.0%		$69,413,567

PLC	-	Public Limited Company

(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $8,190,969; total market value of the collateral held by the fund was $8,314,118. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $5,395,345.
(b)	Rate shown represents annualized 7-day yield as of March 31, 2016.

The accompanying notes are an integral part of these financial documents.

Schedule of Investments

OPPENHEIMER GLOBAL GROWTH REVENUE ETF
(FORMERLY REVENUESHARES GLOBAL GROWTH FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
COMMON STOCKS—91.5%
Automobiles & Components—7.3%
Astra International Tbk PT	94,541	$51,691
Fiat Chrysler Automobiles NV	5,865	47,453
Hyundai Mobis Co. Ltd.	58	12,628
Kia Motors Corp.	416	17,570
Peugeot SA*	909	15,600
Renault SA	136	13,533
Total Automobiles & Components		158,475
Banks—7.3%
Banco Do Brasil SA	1,819	10,147
Bank Central Asia Tbk PT	12,063	12,099
Bank Mandiri Persero Tbk PT	18,968	14,734
Bank of Ireland*	30,322	8,811
Bank Rakyat Indonesia Persero Tbk PT*	19,541	16,837
BBVA Banco Continental SA	10,937	11,497
Credicorp Ltd.	242	31,704
Intercorp Financial Services, Inc., Series I	390	10,078
OTP Bank PLC	1,417	35,596
UniCredit SpA	1,752	6,329
Total Banks		157,832
Capital Goods—8.0%
Airbus Group SE	266	17,687
CNH Industrial NV	1,540	10,486
Ferreycorp SAA	35,060	15,478
Finmeccanica SpA*	490	6,226
Grafton Group PLC	1,063	11,031
Grana y Montero SAA	27,885	23,030
Hanwha Corp.	446	13,845
Hyundai Heavy Industries Co. Ltd.*	160	14,900
Kingspan Group PLC	383	10,126
Kone OYJ, Class B	494	23,846
United Tractors Tbk PT	11,783	13,596
Wartsila OYJ Abp	272	12,327
Total Capital Goods		172,578
Consumer Durables & Apparel—0.8%
LG Electronics, Inc.	326	17,560

Energy—19.2%
Eni S.p.A.	2,347	35,571
Grupa Lotos SA*	2,352	17,593
MOL Hungarian Oil & Gas PLC	1,758	105,784
Neste OYJ	711	23,432
Petroleo Brasileiro SA*	13,525	40,567
Polski Koncern Naftowy Orlen SA	3,868	76,801

Investments	Shares	Value
Polskie Gornictwo Naftowe I Gazownictwo SA	20,116	$28,753
SK Innovation Co. Ltd.	143	21,508
Sugih Energy Tbk PT*	448,996	12,156
Total SA	767	35,014
Ultrapar Participacoes SA	968	19,062
Total Energy		416,241
Food & Staples Retailing—5.7%
Carrefour SA	822	22,650
Casino Guichard Perrachon SA	243	13,951
Eurocash SA	1,131	16,212
InRetail Peru Corp.*(a)	1,484	25,005
Kesko OYJ, Class A	271	11,411
Kesko OYJ, Class B	263	11,631
Rallye SA	747	12,990
Total Produce PLC	5,751	10,126
Total Food & Staples Retailing		123,976
Food, Beverage & Tobacco—6.4%
Alicorp SAA*	11,828	21,314
Ambev SA	2,174	11,545
Glanbia PLC	457	9,343
Gudang Garam Tbk PT	3,809	18,758
Indofood Sukses Makmur Tbk PT	29,926	16,306
JBS SA	11,738	36,267
Kerry Group PLC, Class A	229	21,388
Origin Enterprises PLC	667	5,016
Total Food, Beverage & Tobacco		139,937
Insurance—5.9%
Assicurazioni Generali S.p.A.	2,232	33,141
AXA SA	1,323	31,193
Poste Italiane SpA*(a)	1,975	14,966
Powszechny Zaklad Ubezpieczen SA	1,555	14,874
Sampo OYJ, Class A	354	16,838
Unipol Gruppo Finanziario SpA	2,127	8,619
UnipolSai SpA	3,205	7,429
Total Insurance		127,060
Materials—14.3%
Braskem SA	1,674	9,683
CRH PLC	2,841	80,279
KGHM Polska Miedz SA	766	15,662
Outokumpu OYJ*	4,176	16,313
POSCO	108	20,729
Smurfit Kappa Group PLC	1,046	26,986
Sociedad Minera Cerro Verde SAA*	540	11,016
Southern Copper Corp.	1,818	50,377
Stora Enso OYJ, Class R	3,105	27,829

The accompanying notes are an integral part of these financial documents.

Schedule of Investments - continued

OPPENHEIMER GLOBAL GROWTH REVENUE ETF
(FORMERLY REVENUESHARES GLOBAL GROWTH FUND)

MARCH 31, 2016 (UNAUDITED)

Investments	Shares	Value
Union Andina de Cementos SAA	19,323	$13,058
UPM-Kymmene OYJ	1,510	27,394
Vale SA	2,627	11,230
Total Materials		310,556
Pharmaceuticals, Biotechnology & Life Sciences—1.1%
Richter Gedeon Nyrt	1,241	24,752

Technology Hardware & Equipment—3.4%
Nokia OYJ	6,013	35,802
Samsung Electronics Co. Ltd.	33	37,860
Total Technology Hardware & Equipment		73,662
Telecommunication Services—3.8%
Magyar Telekom Telecommunications PLC*	27,291	45,138
Orange Polska SA	5,363	9,712
Telekomunikasi Indonesia Persero Tbk PT	109,641	27,493
Total Telecommunication Services		82,343
Transportation—1.7%
Garuda Indonesia Persero Tbk PT*	441,818	14,660
Ryanair Holdings PLC	1,395	22,518
Total Transportation		37,178
Utilities—6.6%
Electricite de France SA	1,815	20,402
Enel S.p.A.	7,679	34,110
Energa SA	2,294	8,080
Enersis SA*(b)	117,784	—
Engie SA	1,238	19,243
Korea Electric Power Corp.	406	21,372
PGE Polska Grupa Energetyczna SA	6,253	23,487
Tauron Polska Energia SA	19,331	15,633
Total Utilities		142,327
Total Common Stocks
(Cost $1,982,289)		1,984,477
PREFERRED STOCKS—4.9%
Energy—1.8%
Petroleo Brasileiro SA, Class Preference*	16,869	39,745
Food & Staples Retailing—0.8%
Cia Brasileira de Distribuicao, Class Preference	1,244	17,498
Materials—0.6%
Metalurgica Gerdau SA, Class Preference	17,130	11,745
Technology Hardware & Equipment—1.7%
Samsung Electronics Co. Ltd., Class Preference	39	37,752
Total Preferred Stocks
(Cost $100,805)		106,740
Total Investments—96.4% (Cost $2,083,094)		2,091,217

Investments		Value
Other Assets in Excess of Liabilities—3.6%		$78,933
Net Assets—100.0%		$2,170,150

PLC	-	Public Limited Company

*	Non-income producing security
(a)	144A
(b)	Pending listing

Country	Value	% of Net Assets
Brazil	$207,489	9.6%
Chile(a)	—	— †
Finland	206,823	9.5
France	202,263	9.3
Hungary	211,270	9.7
Indonesia	198,330	9.1
Ireland	194,593	9.0
Italy	146,391	6.8
Peru	212,557	9.8
Poland	226,807	10.5
South Korea	215,724	9.9
United Kingdom	68,970	3.2
Total Investments	2,091,217	96.4
Other Assets in Excess of Liabilities	78,933	3.6
Net Assets	$2,170,150	100.0%

†	Less than 0.05%
(a)	Includes a pending listing

The accompanying notes are an integral part of these financial documents.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The Oppenheimer Revenue Weighted ETF Trust (the “Trust”, formerly “RevenueShares ETF Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of eight active funds (collectively, the “Funds” and each individually a “Fund”). The Oppenheimer Large Cap Revenue ETF (formerly “RevenueShares Large Cap Fund”), the Oppenheimer Mid Cap Revenue ETF (formerly “RevenueShares Mid Cap Fund”), the Oppenheimer Small Cap Revenue ETF (formerly “RevenueShares Small Cap Fund”) and the Oppenheimer Global Growth Revenue ETF (formerly, “RevenueShares Global Growth Fund”) are diversified funds under the Act, the Oppenheimer Financials Sector Revenue ETF (formerly “RevenueShares Financials Sector Fund”), the Oppenheimer ADR Revenue ETF (formerly “RevenueShares ADR Fund”), the Oppenheimer Navellier Overall A-100 Revenue ETF (formerly “RevenueShares Navellier Overall A-100 Fund”) and the Oppenheimer Ultra Dividend Revenue ETF (formerly “RevenueShares Ultra Dividend Fund”) are not diversified. The Funds’ investment objective is to seek total return.

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Funds expect the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Securities traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculated the NAV of the shares as of the scheduled early closing time of the NYSE.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at March 31, 2016 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2016, the collateral consisted of an institutional money market fund, U.S. Treasury Bills, U.S. Treasury Notes, U.S. Treasury Bonds and U.S. Treasury Inflation Indexed Bonds.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of March 31, 2016 in valuing the Funds’ assets carried at fair value:

	(Level 1)		(Level 2)			(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock		Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$ 324,851,932	$ –	$ 5,617,901	$ –		$ –	$ 330,469,833
Oppenheimer Mid Cap Revenue ETF	190,829,983	–	13,013,714	–		–	203,843,697
Oppenheimer Small Cap Revenue ETF	284,700,012	–	27,925,811	–		–	312,625,823
Oppenheimer Financials Sector Revenue ETF	20,293,142	–	17,136	–		–	20,310,278
Oppenheimer ADR Revenue ETF	14,810,625	253,191	4,596,687	–		–	19,660,503
Oppenheimer Navellier Overall A-100 Revenue ETF	6,998,365	–	435,183	–		–	7,433,548
Oppenheimer Ultra Dividend Revenue ETF	69,105,462	–	2,918,773	–		–	72,024,235
Oppenheimer Global Growth Revenue ETF	1,984,477	106,740	–	–	*	–	2,091,217

* Includes Level 2 security valued at $0.

At March 31, 2016, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. For the period ended March 31, 2016, there were no transfers out of Level 2 into Level 1.

4. FEDERAL INCOME TAX

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$293,819,047	$47,715,714	$(11,064,928)	$36,650,786
Oppenheimer Mid Cap Revenue ETF	196,514,808	23,638,409	(16,309,520)	7,328,889
Oppenheimer Small Cap Revenue ETF	311,285,269	35,371,970	(34,031,416)	1,340,554
Oppenheimer Financials Sector Revenue ETF	19,364,743	2,048,660	(1,103,125)	945,535
Oppenheimer ADR Revenue ETF	23,664,509	935,005	(4,939,011)	(4,004,006)
Oppenheimer Navellier Overall A-100 Revenue ETF	7,264,946	221,481	(52,879)	168,602
Oppenheimer Ultra Dividend Revenue ETF	66,693,358	6,425,283	(1,094,406)	5,330,877
Oppenheimer Global Growth Revenue ETF	2,083,321	58,589	(50,693)	7,896

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*	/s/	Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	5/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/	Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date	5/13/2016

By (Signature and Title)*	/s/	Brian S. Peterson
Brian S. Petersen
Principal Financial Officer

Date	5/13/2016

* Print the name and title of each signing officer under his or her signature.